UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09813

Scout Funds
(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106
(Address of principal executive offices)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106
(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: December 31, 2015

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Semi-Annual Report
December 31, 2015 (Unaudited)

International & Global Funds
Scout International Fund (UMBWX)
Scout Emerging Markets Fund (SEMFX)
Scout Global Equity Fund (SCGLX)

Domestic Equity Funds
Scout Equity Opportunity Fund (SEOFX)
Scout Mid Cap Fund (UMBMX)
Scout Small Cap Fund (UMBHX)

Fixed Income Funds
Scout Low Duration Bond Fund (SCLDX)
Scout Core Bond Fund
Institutional Class (SCCIX)
Class Y (SCCYX)
Scout Core Plus Bond Fund
Institutional Class (SCPZX)
Class Y (SCPYX)
Scout Unconstrained Bond Fund
Institutional Class (SUBFX)
Class Y (SUBYX)

This page left blank intentionally.

Table of Contents

International Fund	2

Emerging Markets Fund	6

Global Equity Fund	9

Equity Opportunity Fund	12

Mid Cap Fund	15

Small Cap Fund	19

Low Duration Bond Fund	22

Core Bond Fund	28

Core Plus Bond Fund	34

Unconstrained Bond Fund	40

Statements of Assets and Liabilities	46

Statements of Operations	50

Statements of Changes in Net Assets	52

Financial Highlights	55

Notes to Financial Statements	64

Expense Examples	78

Glossary of Investment Terms	79

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. These shares involve investment risks, including the possible loss of the principal invested.

DECEMBER 31, 2015	1

Scout International Fund
UMBWX

OBJECTIVE & STRATEGY (Unaudited)

The Scout International Fund seeks long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States.

PORTFOLIO MANAGEMENT TEAM

Michael D. Stack, CFA

Lead Portfolio Manager

Michael P. Fogarty, CFA

Co-Portfolio Manager

Angel M. Lupercio

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

as of December 31, 2015

Performance returns for the Scout International Fund, MSCI EAFE Index, MSCI ACWI ex USA Index and Lipper International Large-Cap Growth Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The MSCI EAFE Index (Europe, Australasia, Far East) is an arithmetic, market value-weighted average of more than 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East. The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. The Lipper International Large-Cap Growth Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest at least 75% of their equity assets in large-cap growth companies strictly outside the U.S.

REGION/COUNTRY ALLOCATION (Unaudited)
(as a % of total portfolio equities)

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards, reduced liquidity and other factors. Investments in emerging markets involve even greater risks.

2	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout International Fund
UMBWX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2015

	1 Year	3 Years	5 Years	10 Years
Scout International Fund	-4.47%	1.11%	1.90%	4.10%
MSCI EAFE Index*	-0.81%	5.01%	3.60%	3.03%
MSCI ACWI ex USA Index*	-5.66%	1.50%	1.06%	2.92%
Lipper International Large-Cap
Growth Funds Index*	-1.59%	3.89%	3.45%	3.72%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2015, the gross/net expense ratio for the Fund was 1.02% (as disclosed in the most recent Prospectus) compared to the December 31, 2015 gross/net expense ratio of 1.07%.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout
	International	MSCI EAFE*
Number of Holdings	72	926
Weighted Average Market Cap	$51.12B	$57.29B
Weighted Median Market Cap	$32.63B	$34.94B
Price/Earnings Ratio (Trailing 1 Year)	12.54	15.12
Price/Book Ratio	2.00	1.61
EPS Growth (Hist. 5 Yr.)	13.97%	9.61%
Return on Equity	19.31%	15.93%
Standard Deviation (Trailing 3 Years)	11.37%	12.64%
Sharpe Ratio	0.09	0.39
Beta†	0.85	1.00
Alpha†	-3.12%	—
R-squared†	0.90	1.00
Upside Capture†	75%	100%
Downside Capture†	92%	100%
Turnover Ratio (Trailing 1 Year)	9%	—
% in Emerging Markets	10.75%	—
Total Net Assets (in Millions)	$2,273.78	—
Inception Date	9/14/1993	—

†	Measured against the MSCI EAFE Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2015. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Magna International, Inc.	2.01%
Siemens A.G.	1.98%
Kubota Corp.	1.96%
Imperial Oil Ltd.	1.93%
Muenchener Rueckversicherungs-Gesellschaft A.G.	1.88%
BNP Paribas S.A.	1.87%
Honda Motor Co., Ltd.	1.83%
Fuji Heavy Industries Ltd.	1.81%
HSBC Holdings PLC	1.73%
Henkel A.G. & Co. KGaA	1.72%
Top 10 Holdings Total	18.72%

Based on total investments as of December 31, 2015. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/11	$27.97	$0.42	$—	$37.54
12/31/12	33.35	0.53	—	43.45
12/31/13	37.26	0.44	—	47.80
12/31/14	32.59	0.52	2.57	46.22
12/31/15	23.19	0.74	7.15	44.71

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2015	3

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

INTERNATIONAL FUND

	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 4.2%
BHP Billiton Ltd.(a)	876,901	$22,588,970
CSL Ltd.	445,305	34,172,607
Woodside Petroleum Ltd.	1,835,338	38,410,630
		95,172,207
CANADA — 6.0%
Canadian Natural Resources Ltd.(b)	1,240,432	27,078,630
Enbridge, Inc.(b)	550,235	18,262,300
Imperial Oil Ltd.(b)	1,356,159	44,102,291
Magna International, Inc.(b)	1,134,333	46,008,546
		135,451,767
CHINA — 1.1%
AAC Technologies Holdings, Inc.	4,006,118	26,129,891

COLOMBIA — 1.5%
Bancolombia S.A.(a)	1,249,502	33,424,179

DENMARK — 1.5%
Novo Nordisk A/S(a)	572,004	33,221,992

FRANCE — 7.6%
Air Liquide S.A.	259,222	29,198,392
AXA S.A.	1,234,950	33,859,801
BNP Paribas S.A.	752,345	42,702,651
Carrefour S.A.	961,859	27,856,490
Dassault Systemes	167,635	13,438,855
L’Oreal S.A.	156,876	26,475,595
		173,531,784
GERMANY — 15.1%
Allianz S.E.(a)	1,845,216	32,512,706
BASF S.E.	496,861	37,848,854
Bayer A.G.(a)	220,768	27,559,573
Continental A.G.	153,507	37,133,864
Fresenius S.E. & Co. KGaA	293,438	20,901,670
Henkel A.G. & Co. KGaA(a)	352,986	39,336,760
Muenchener Rueckversicherungs-Gesellschaft A.G.	215,852	43,004,558
SAP S.E.(a)	397,521	31,443,911
Siemens A.G.	467,090	45,187,785
Volkswagen A.G.	204,393	29,509,334
		344,439,015
IRELAND — 1.6%
Ryanair Holdings PLC(a)	428,492	37,047,418

JAPAN — 18.0%
Astellas Pharma, Inc.	1,113,336	15,849,190
CyberAgent, Inc.	585,378	24,119,058
FANUC Corp.	155,373	26,769,194
Fuji Heavy Industries Ltd.	1,001,817	41,271,130
Honda Motor Co., Ltd.(a)	1,312,625	41,912,116
Japan Tobacco, Inc.	926,688	34,022,211
JGC Corp.	1,907,414	29,195,304
Komatsu Ltd.	1,732,599	28,349,568
Kubota Corp.	2,898,960	44,785,014
Nitto Denko Corp.	497,314	36,306,749
Rakuten, Inc.	2,428,938	27,975,914
Sysmex Corp.	447,469	28,702,759
Tokyo Electron Ltd.	478,988	29,019,411
		408,277,618
MEXICO — 3.0%
Grupo Financiero Banorte S.A.B. de C.V. — Class O	6,496,002	35,803,489
Wal-Mart de Mexico S.A.B. de C.V.(a)	1,272,359	31,999,829
		67,803,318
NETHERLANDS — 2.5%
Gemalto N.V.	417,383	25,069,288
Royal Dutch Shell PLC — Class B(a)	692,107	31,864,606
		56,933,894
PERU — 1.7%
Credicorp Ltd.	403,714	39,289,446

SINGAPORE — 1.4%
Singapore Telecommunications Ltd.	12,362,680	31,998,756

SOUTH AFRICA — 1.1%
MTN Group Ltd.	2,897,116	24,894,778

SWEDEN — 2.9%
Sandvik A.B.	1,886,385	16,443,539
SKF A.B.(a)	939,291	15,113,192
Svenska Cellulosa A.B. SCA — Class B	1,162,738	33,696,082
		65,252,813
SWITZERLAND — 10.9%
ABB Ltd.*	1,961,628	35,010,438
Adecco S.A.*	515,615	35,290,079
Coca-Cola HBC A.G.*	953,520	20,355,255
Givaudan S.A.*	14,774	26,814,251
Nestle S.A.(a)	489,619	36,437,446
Novartis A.G.(a)	283,710	24,410,408
Roche Holding A.G.	119,268	33,050,168
Syngenta A.G.(a)	453,043	35,668,075
		247,036,120

4	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

INTERNATIONAL FUND (Continued)

	Shares	Value
TAIWAN — 2.2%
Largan Precision Co., Ltd.	483,000	$33,379,304
MediaTek, Inc.	2,341,930	17,824,535
		51,203,839
UNITED KINGDOM — 12.6%
Barclays PLC(a)	2,569,945	33,306,487
Compass Group PLC	1,896,453	32,851,722
Diageo PLC(a)	293,216	31,981,069
HSBC Holdings PLC(a)	999,699	39,458,120
Prudential PLC(a)	827,844	37,319,207
Reckitt Benckiser Group PLC	326,154	30,201,581
SABMiller PLC	375,315	22,517,240
Standard Life PLC	4,966,436	28,533,394
WPP PLC	1,357,921	31,290,440
		287,459,260
UNITED STATES — 4.4%
Aflac, Inc.	648,173	38,825,563
Mettler-Toledo International, Inc.*	95,232	32,296,028
Schlumberger Ltd.	413,278	28,826,140
		99,947,731
TOTAL COMMON STOCKS
(Cost $1,797,984,085) — 99.3%		2,258,515,826

SHORT-TERM INVESTMENTS — 1.2%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.105%	27,000,000	27,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $27,000,000) — 1.2%		27,000,000

TOTAL INVESTMENTS
(Cost $1,824,984,085) — 100.5%		2,285,515,826

Liabilities less other assets — (0.5)%		(11,738,747)

TOTAL NET ASSETS — 100.0%
(equivalent to $23.19 per share;
unlimited shares of $1.00 par value
capital shares authorized;
98,069,699 shares outstanding)		$2,273,777,079

PLC — Public Limited Company

*	Non-income producing security.

(a)	ADR — American Depositary Receipt.

(b)	Canadian security traded on U.S. stock exchange.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	5

Scout Emerging Markets Fund
SEMFX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Emerging Markets Fund seeks long-term growth of capital by investing in equity securities of companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries.

PORTFOLIO MANAGEMENT TEAM

Mark G. Weber, CFA

Lead Portfolio Manager

Eric D. Chenoweth, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

as of December 31, 2015

Performance returns for the Scout Emerging Markets Fund, MSCI Emerging Markets Index and Lipper Emerging Markets Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds, or mutual funds. It is not possible to invest directly in an index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities.

REGION/COUNTRY ALLOCATION (Unaudited)
(as a % of total portfolio equities)

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards, reduced liquidity and other factors. Investments in emerging markets, foreign currency exchange contracts, and a focus on particular countries, regions, industries, sectors or types of investments may involve greater risks. Small- and mid-cap stocks are more susceptible to market volatility due to risks such as lack of management experience, product diversification, financial resources, competitive strength, and liquidity. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

6	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Emerging Markets Fund
SEMFX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2015

			Since
	1 Year	3 Years	Inception‡
Scout Emerging Markets Fund	-13.80%	-2.07%	-0.46%
MSCI Emerging Markets Index*	-14.92%	-6.76%	-4.53%
Lipper Emerging Markets Funds Index*	-14.50%	-6.34%	-4.20%

‡	Inception – October 15, 2012.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2015, the gross expense ratio for the Fund was 2.64% (as disclosed in the most recent Prospectus) compared to the December 31, 2015 gross expense ratio of 2.48%.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2016, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

Shares of the Scout Emerging Markets Fund that are redeemed (sold) or exchanged within 60 days of purchase will be assessed a redemption fee of 2.00%.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

		MSCI
	Scout	Emerging
	Emerging Markets	Markets*
Number of Holdings	35	838
Weighted Average Market Cap	$30.84B	$46.48B
Weighted Median Market Cap	$5.00B	$15.85B
Price to Earnings Ratio (Trailing 1 Year)	18.47	11.99
Price/Book Ratio	2.62	1.44
EPS Growth (Hist. 5 Yr.)	16.05%	10.15%
Return on Equity	16.56%	17.19%
Standard Deviation (Trailing 3 Years)	12.71%	14.25%
Sharpe Ratio	-0.17	-0.48
Beta†	0.79	1.00
Alpha†	3.44%	—
R-squared†	0.79	1.00
Upside Capture†	90%	100%
Downside Capture†	73%	100%
Turnover Ratio (Trailing 1 Year)	73%	—
Total Net Assets (in Millions)	$15.93	—
Inception Date	10/15/2012	—

†	Measured against the MSCI Emerging Markets Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2015. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Tencent Holdings Ltd.	5.26%
Samsung Electronics Co., Ltd.	4.85%
NAVER Corp.	4.68%
Bharti Airtel Ltd.	4.48%
Haier Electronics Group Co., Ltd.	4.47%
Essel Propack Ltd.	4.40%
Fomento Economico Mexicano S.A.B. de C.V.	4.29%
Coca-Cola Icecek A.S.	4.14%
Nampak Ltd.	3.76%
Corp Lindley S.A.	3.69%
Top 10 Holdings Total	44.02%

Based on total investments as of December 31, 2015. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
10/15/12	$10.00	$—	$—	$10.00
12/31/12	10.49	—	—	10.49
12/31/13	11.25	0.21	0.04	11.50
12/31/14	10.77	0.09	0.32	11.43
12/31/15	9.21	0.03	0.04	9.94

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2015	7

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

EMERGING MARKETS FUND

	Shares	Value
COMMON STOCKS — 100.4%
BRAZIL — 4.2%
BM&FBovespa S.A. — Bolsa de Valores
Mercadorias e Futuros	74,500	$203,701
Hypermarcas S.A.*	85,600	467,437
		671,138
CHINA — 12.8%
Greatview Aseptic Packaging Co., Ltd.	344,000	155,797
Haier Electronics Group Co., Ltd.	370,000	750,493
Haitian International Holdings Ltd.	173,000	252,688
Tencent Holdings Ltd.	44,900	883,505
		2,042,483
FRANCE — 3.8%
Sanofi(a)	14,200	605,630

INDIA — 13.9%
Bharti Airtel Ltd.	146,450	753,543
Essel Propack Ltd.	289,100	738,741
ITC Ltd.	52,300	259,143
Snowman Logistics Ltd.	388,558	466,636
		2,218,063
INDONESIA — 2.9%
Kalbe Farma Tbk P.T.	2,783,000	264,787
Mitra Adiperkasa Tbk P.T.*	721,900	197,824
		462,611
KENYA — 3.1%
Safaricom Ltd.	3,100,100	493,955

MEXICO — 10.7%
Fomento Economico Mexicano S.A.B. de C.V.(a)	7,800	720,330
Fresnillo PLC	29,450	307,395
Grupo Lala S.A.B. de C.V.	145,800	338,983
Megacable Holdings S.A.B. de C.V.	90,962	338,789
		1,705,497
PERU — 3.9%
Corp Lindley S.A.*	769,893	620,063

RUSSIA — 6.3%
Magnit PJSC	3,160	488,950
Mail.Ru Group Ltd.*(b)	22,480	506,924
		995,874
SOUTH AFRICA — 4.0%
Nampak Ltd.	393,300	631,976

SOUTH KOREA — 10.1%
NAVER Corp.	1,410	786,272
Samsung Electronics Co., Ltd.	540	575,954
Samsung Electronics Co., Ltd.(b)	450	239,175
		1,601,401
TAIWAN — 2.9%
Hermes Microvision, Inc.	7,000	254,665
Largan Precision Co., Ltd.	3,000	207,325
		461,990
THAILAND — 3.1%
Mega Lifesciences PCL	1,074,100	492,501

TURKEY — 6.4%
Coca-Cola Icecek A.S.	54,700	696,598
Turk Traktor ve Ziraat Makineleri A.S.	13,728	327,384
		1,023,982
UNITED ARAB EMIRATES — 2.6%
Aramex PJSC	487,694	419,579

UNITED STATES — 5.9%
Anadarko Petroleum Corp.	8,518	413,804
Frank’s International N.V.	17,300	288,737
Schlumberger Ltd.	3,429	239,173
		941,714
VIETNAM — 3.8%
Vietnam Dairy Products JSC	105,579	601,027

TOTAL COMMON STOCKS
(Cost $17,219,692) — 100.4%		15,989,484

TOTAL INVESTMENTS
(Cost $17,219,692) — 100.4%		15,989,484

Liabilities less other assets — (0.4)%		(63,694)

TOTAL NET ASSETS — 100.0%
(equivalent to $9.21 per share;
unlimited shares of $1.00 par value
capital shares authorized;
1,729,870 shares outstanding)		$15,925,790

JSC — Joint Stock Company

PCL — Public Company Limited

PJSC — Public Joint Stock Company

PLC — Public Limited Company

* Non-income producing security.

(a)ADR — American Depositary Receipt.

(b)GDR — Global Depositary Receipt.

See accompanying Notes to Financial Statements.

8	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Global Equity Fund
SCGLX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Global Equity Fund seeks long-term growth of capital by investing primarily in equity securities of companies that are located anywhere in the world, including emerging markets.

PORTFOLIO MANAGEMENT TEAM

James L. Moffett, CFA

Co-Lead Portfolio Manager

James A. Reed II, CFA

Co-Lead Portfolio Manager

Charles John, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2015

Performance returns for the Scout Global Equity Fund, MSCI World Index and Lipper Global Multi-Cap Growth Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI.

REGION/COUNTRY ALLOCATION (Unaudited)
(as a % of total portfolio equities)

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Small- and mid-cap stocks are more susceptible to market volatility due to risks such as lack of management experience, product diversification, financial resources, competitive strength, and liquidity. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Focusing on particular countries, regions, industries, sectors or types of investments, may cause greater risk of adverse developments in the Fund. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

DECEMBER 31, 2015	9

Scout Global Equity Fund
SCGLX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2015

			Since
	1 Year	3 Years	Inception‡
Scout Global Equity Fund	4.44%	10.32%	7.37%
MSCI World Index*	-0.87%	9.63%	7.23%
Lipper Global Multi-Cap Growth Funds Index*	0.44%	9.11%	5.71%

‡	Inception – June 30, 2011.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2015, the gross expense ratio for the Fund was 3.23% (as disclosed in the most recent Prospectus) compared to the December 31, 2015 gross expense ratio of 2.89%.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2016, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	MSCI
	Global Equity	World*
Number of Holdings	71	1,653
Weighted Average Market Cap	$90.76B	$99.85B
Weighted Median Market Cap	$40.27B	$50.00B
Price to Earnings Ratio (Trailing 1 Year)	20.74	17.31
Price/Book Ratio	2.74	2.11
EPS Growth (Hist. 5 Yr.)	15.53%	10.56%
Return on Equity	21.24%	18.07%
Standard Deviation (Trailing 3 Years)	10.63%	10.96%
Sharpe Ratio	0.97	0.87
Beta†	0.92	1.00
Alpha†	1.34%	—
R-squared†	0.91	1.00
Upside Capture†	93%	100%
Downside Capture†	82%	100%
Turnover Ratio (Trailing 1 Year)	41%	—
% in Emerging Markets	0.85%	—
Total Net Assets (in Millions)	$10.58	—
Inception Date	6/30/2011	—

†	Measured against the MSCI World Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2015. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Alphabet, Inc.	2.91%
General Electric Co.	2.84%
Charles Schwab Corp.	2.52%
Microsoft Corp.	2.29%
Signature Bank	2.14%
Adobe Systems, Inc.	2.11%
Hartford Financial Services Group, Inc.	2.10%
AXA S.A.	2.01%
Zoetis, Inc.	1.95%
Boeing Co.	1.90%
Top 10 Holdings Total	22.77%

Based on total investments as of December 31, 2015. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/11	$8.88	$0.01	$—	$8.89
12/31/12	10.15	0.09	—	10.25
12/31/13	12.50	0.04	—	12.64
12/31/14	12.66	0.06	0.28	13.14
12/31/15	12.50	0.08	0.63	13.69

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

10	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

GLOBAL EQUITY FUND

	Shares	Value

COMMON STOCKS — 97.7%
AUSTRALIA — 1.3%
Amcor Ltd.	14,010	$137,211

CANADA — 5.7%
Descartes Systems Group, Inc.*	8,400	169,007
Enbridge, Inc.(a)	3,378	112,116
Gildan Activewear, Inc.	5,260	149,489
Imperial Oil Ltd.(a)	2,650	86,178
Magna International, Inc.(a)	2,030	82,337
		599,127
DENMARK — 1.6%
Pandora A/S	1,300	163,909

FRANCE — 6.8%
Accor S.A.	2,550	110,859
Air Liquide S.A.(b)	4,080	91,515
AXA S.A.	7,760	212,763
BNP Paribas S.A.	3,220	182,765
Valeo S.A.	800	123,930
		721,832
GERMANY — 3.4%
BASF S.E.(b)	1,320	100,340
Bayer A.G.(b)	1,130	141,064
Muenchener Rueckversicherungs-Gesellschaft A.G.	580	115,554
		356,958
IRELAND — 1.6%
Ryanair Holdings PLC(b)	1,998	172,747

JAPAN — 7.5%
FANUC Corp.(b)	5,150	148,346
Japan Tobacco, Inc.	4,000	146,855
Kao Corp.(b)	3,900	200,538
Sysmex Corp.	3,100	198,848
Toyota Motor Corp.(b)	820	100,893
		795,480
MEXICO — 0.8%
Grupo Financiero Banorte S.A.B. de C.V. — Class O	16,000	88,186

NETHERLANDS — 1.3%
NXP Semiconductors N.V.*	1,603	135,053

SWITZERLAND — 1.9%
Nestle S.A.(b)	1,740	129,490
Roche Holding A.G.(b)	2,204	75,972
		205,462
UNITED KINGDOM — 2.8%
Diageo PLC(b)	761	83,002
Prudential PLC(b)	3,270	147,412
Vodafone Group PLC(b)	1,850	59,681
		290,095
UNITED STATES — 63.0%
Adobe Systems, Inc.*	2,370	222,638
Aflac, Inc.	1,590	95,241
Alaska Air Group, Inc.	1,510	121,570
Allergan PLC*	448	140,000
Alphabet, Inc. — Class A*	248	192,946
Alphabet, Inc. — Class C*	151	114,591
AMC Networks, Inc. — Class A*	1,400	104,552
Avago Technologies Ltd.	1,267	183,905
Boeing Co.	1,390	200,980
Charles Schwab Corp.	8,083	266,173
Chevron Corp.	1,797	161,658
Chipotle Mexican Grill, Inc.*	160	76,776
CNO Financial Group, Inc.	8,368	159,745
Cognizant Technology Solutions Corp. — Class A*	2,530	151,851
Diplomat Pharmacy, Inc.*	4,110	140,644
Dominion Resources, Inc.	1,334	90,232
Facebook, Inc. — Class A*	1,920	200,947
General Electric Co.	9,640	300,286
Gilead Sciences, Inc.	1,180	119,404
Hartford Financial Services Group, Inc.	5,108	221,994
Home Depot, Inc.	1,387	183,431
Integrated Device Technology, Inc.*	5,730	150,985
KeyCorp	14,037	185,148
Kraft Heinz Co.	2,667	194,051
Marriott International, Inc. — Class A	1,700	113,968
Marsh & McLennan Cos., Inc.	1,815	100,642
McDonald’s Corp.	1,340	158,308
Mettler-Toledo International, Inc.*	390	132,261
Microsoft Corp.	4,370	242,448
NVR, Inc.*	90	147,870
Perrigo Co. PLC	660	95,502
Philip Morris International, Inc.	1,210	106,371
Phillips 66	1,340	109,612
Priceline Group, Inc.*	110	140,244
Schlumberger Ltd.	1,700	118,575
Signature Bank*	1,474	226,067
Southwest Airlines Co.	2,930	126,166
Texas Instruments, Inc.	2,990	163,882
Tyson Foods, Inc. — Class A	1,975	105,327
Verizon Communications, Inc.	3,060	141,433
Walgreens Boots Alliance, Inc.	1,460	124,326
Walt Disney Co.	1,210	127,147
Zoetis, Inc.	4,290	205,577
		6,665,474
TOTAL COMMON STOCKS
(Cost $8,875,757) — 97.7%		10,331,534

TOTAL INVESTMENTS
(Cost $8,875,757) — 97.7%		10,331,534

Other assets less liabilities — 2.3%		243,504

TOTAL NET ASSETS — 100.0%
(equivalent to $12.50 per share;
unlimited shares of $1.00 par value
capital shares authorized;
846,257 shares outstanding)		$10,575,038

PLC — Public Limited Company

*	Non-income producing security.

(a)	Canadian security traded on U.S. stock exchange.

(b)	ADR — American Depositary Receipt.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	11

Scout Equity Opportunity Fund
SEOFX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Equity Opportunity Fund seeks long-term growth of capital by investing in common stocks of companies of any size.

PORTFOLIO MANAGEMENT TEAM

Brent D. Olson

Lead Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2015

Performance returns for the Scout Equity Opportunity Fund and Russell 3000® Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, representing approximately 98% of the investable U.S. equity market.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Small and mid-cap stocks are more susceptible to market volatility due to risks such as lack of management experience, product diversification, financial resources, competitive strength, and liquidity. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments especially during economic downturns or periods of rising interest rates. Although the Fund invests in companies that may be highly leveraged, the Fund itself does not use leverage as an investment strategy. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

Fixed income securities involve issuer, credit, inflation, and interest rate risks. When interest rates go up the value of fixed income securities such as bonds typically go down and investors may lose principal value. High yield securities involve greater risk than investment grade securities.

12	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Equity Opportunity Fund
SEOFX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2015

		Since
	1 Year	Inception‡
Scout Equity Opportunity Fund	1.69%	9.79%
Russell 3000® Index*	0.48%	6.62%

‡	Inception – March 28, 2014.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal period ended June 30, 2015 the gross expense ratio for the Fund was 3.75% (as disclosed in the most recent Prospectus) compared to the December 31, 2015 gross expense ratio of 2.31%.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2016, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Russell
	Equity Opportunity	3000®*
Number of Holdings	62	3,021
Weighted Average Market Cap	$64.13B	$114.54B
Weighted Median Market Cap	$22.41B	$51.70B
Price to Earnings Ratio (Trailing 1 Year)	23.10	19.04
Price/Book Ratio	3.61	2.57
EPS Growth (Hist. 5 Yr.)	15.75%	10.30%
Return on Equity	21.79%	18.59%
Turnover Ratio (Trailing 1 Year)	105%	—
Total Net Assets (in Millions)	$14.86	—
Inception Date	3/28/2014	—

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2015. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Walgreens Boots Alliance, Inc.	3.00%
Service Corp. International	2.99%
Kroger Co.	2.87%
Spectrum Brands Holdings, Inc.	2.76%
Anheuser-Busch InBev S.A.	2.51%
Visa, Inc.	2.49%
Boston Scientific Corp.	2.30%
Crown Holdings, Inc.	2.25%
Avago Technologies Ltd.	2.25%
Integrated Device Technology, Inc.	2.14%
Top 10 Holdings Total	25.56%

Based on total investments as of December 31, 2015. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
3/28/14	$10.00	$—	$—	$10.00
12/31/14	11.43	0.16	—	11.59
12/31/15	11.32	0.13	0.17	11.78

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2015	13

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

EQUITY OPPORTUNITY FUND

	Shares	Value

COMMON STOCKS — 99.8%
CONSUMER DISCRETIONARY — 25.6%
Amazon.com, Inc.*	332	$224,396
CBS Corp. — Class B	4,595	216,562
Comcast Corp. — Class A	5,186	292,646
Hilton Worldwide Holdings, Inc.	4,197	89,816
Lions Gate Entertainment Corp.	6,853	221,969
Live Nation Entertainment, Inc.*	3,839	94,324
Nexstar Broadcasting Group, Inc. — Class A	2,314	135,832
NIKE, Inc. — Class B	2,788	174,250
Norwegian Cruise Line Holdings Ltd.*	4,372	256,199
Priceline Group, Inc.*	196	249,890
Sally Beauty Holdings, Inc.*	10,408	290,279
Service Corp. International	17,321	450,692
ServiceMaster Global Holdings, Inc.*	3,417	134,083
Time Warner, Inc.	4,506	291,403
Vail Resorts, Inc.	1,143	146,293
VF Corp.	2,976	185,256
Vista Outdoor, Inc.*	3,745	166,690
Whirlpool Corp.	1,243	182,559
		3,803,139
CONSUMER STAPLES — 11.3%
Anheuser-Busch InBev S.A./N.V.(a)	3,026	378,250
Kroger Co.	10,325	431,895
Spectrum Brands Holdings, Inc.	4,090	416,362
Walgreens Boots Alliance, Inc.	5,316	452,684
		1,679,191
ENERGY — 1.0%
Antero Resources Corp.*	3,599	78,458
Gulfport Energy Corp.*	2,962	72,777
		151,235
FINANCIALS — 13.0%
Bank of America Corp.	14,412	242,554
Charles Schwab Corp.	8,774	288,928
CME Group, Inc.	1,073	97,214
Lazard Ltd. — Class A	4,626	208,216
Nasdaq, Inc.	4,482	260,718
PrivateBancorp, Inc.	5,246	215,191
Signature Bank*	1,819	278,980
SVB Financial Group*	2,211	262,888
WisdomTree Investments, Inc.	5,050	79,184
		1,933,873
HEALTH CARE — 11.8%
Allergan PLC*	824	257,500
Amgen, Inc.	1,214	197,069
Biogen, Inc.*	497	152,256
Boston Scientific Corp.*	18,773	346,174
Celgene Corp.*	1,921	230,059
Centene Corp.*	4,682	308,122
Hologic, Inc.*	3,859	149,305
Teleflex, Inc.	854	112,258
		1,752,743
INDUSTRIALS — 8.1%
General Dynamics Corp.	2,072	284,610
Honeywell International, Inc.	2,916	302,010
Orbital ATK, Inc.	3,319	296,519
Sensata Technologies Holding N.V.*	6,816	313,945
		1,197,084
INFORMATION TECHNOLOGY — 22.1%
Alphabet, Inc. — Class C*	292	221,593
Amphenol Corp. — Class A	4,365	227,984
Avago Technologies Ltd.	2,333	338,635
Broadridge Financial Solutions, Inc.	4,279	229,911
Cognizant Technology Solutions Corp. — Class A*	1,945	116,739
Cypress Semiconductor Corp.	11,574	113,541
Euronet Worldwide, Inc.*	3,650	264,370
Facebook, Inc. — Class A*	2,099	219,681
Integrated Device Technology, Inc.*	12,218	321,944
Microsoft Corp.	4,882	270,853
NXP Semiconductors N.V.*	3,260	274,655
TE Connectivity Ltd.	4,797	309,934
Visa, Inc. — Class A	4,851	376,195
		3,286,035
MATERIALS — 6.9%
Ball Corp.	4,204	305,757
Crown Holdings, Inc.*	6,699	339,639
Sensient Technologies Corp.	2,392	150,266
Sherwin-Williams Co.	887	230,265
		1,025,927
TOTAL COMMON STOCKS
(Cost $14,370,589) — 99.8%		14,829,227

TOTAL INVESTMENTS
(Cost $14,370,589) — 99.8%		14,829,227

Other assets less liabilities — 0.2%		29,272

TOTAL NET ASSETS — 100.0%
(equivalent to $11.32 per share;
unlimited shares of $1.00 par value
capital shares authorized;
1,312,325 shares outstanding)		$14,858,499

PLC — Public Limited Company

*	Non-income producing security.

(a)ADR	— American Depositary Receipt.

See accompanying Notes to Financial Statements.

14	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Mid Cap Fund
UMBMX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Mid Cap Fund seeks long-term growth of capital by investing in common stocks of mid cap companies.

PORTFOLIO MANAGEMENT TEAM

G. Patrick Dunkerley, CFA

Lead Portfolio Manager

Derek M. Smashey, CFA

Co-Portfolio Manager

John A. Indellicate II, CFA

Co-Portfolio Manager

Jason J. Votruba, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2015

Performance returns for the Scout Mid Cap Fund, Russell Midcap® Index and Lipper Mid-Cap Core Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Russell Midcap® Index consists of the smallest 800 securities in the Russell 1000 Index, as ranked by total market capitalization. This index accurately captures the medium-size universe of securities and represents approximately 34% of the Russell 1000 Index total market capitalization. The Lipper Mid-Cap Core Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest at least 75% of their equity assets in mid-cap core companies.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Mid-cap stocks may temporarily fall out of favor or perform poorly relative to other types of investments. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

DECEMBER 31, 2015	15

Scout Mid Cap Fund
UMBMX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2015

				Since
	1 Year	3 Years	5 Years	Inception‡
Scout Mid Cap Fund	1.41%	13.27%	9.89%	10.19%
Russell Midcap® Index*	-2.44%	14.18%	11.44%	7.50%
Lipper Mid-Cap Core Funds Index*	-3.61%	12.33%	9.23%	6.72%

‡	Inception – October 31, 2006.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2015, the gross/net expense ratio for the Fund was 1.04% (as disclosed in the most recent Prospectus) compared to the December 31, 2015 gross/net expense ratio of 1.07%.

The “Since Inception” performance return for the Fund reflects a fee waiver that was in effect. In absence of such waiver, the return would be reduced.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Russell
	Mid Cap	Midcap®*
Number of Holdings	124	831
Weighted Average Market Cap	$11.42B	$12.27B
Weighted Median Market Cap	$7.72B	$10.97B
Price to Earnings Ratio (Trailing 1 Year)	19.65	19.80
Price/Book Ratio	2.53	2.37
EPS Growth (Hist. 5 Yr.)	15.63%	11.71%
Return on Equity	15.85%	14.88%
Standard Deviation (Trailing 3 Years)	11.48%	11.00%
Sharpe Ratio	1.15	1.28
Beta†	1.00	1.00
Alpha†	-0.71%	—
R-squared†	0.91	1.00
Upside Capture†	98%	100%
Downside Capture†	104%	100%
Turnover Ratio (Trailing 1 Year)	156%	—
Total Net Assets (in Millions)	$1,341.87	—
Inception Date	10/31/2006	—

†	Measured against the Russell Midcap® Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2015. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Atmos Energy Corp.	4.60%
Public Storage REIT	1.97%
Computer Sciences Corp.	1.77%
T. Rowe Price Group, Inc.	1.75%
BankUnited, Inc.	1.59%
Omega Healthcare Investors, Inc. REIT	1.59%
Acuity Brands, Inc.	1.56%
DTE Energy Co.	1.52%
DST Systems, Inc.	1.52%
Spirit Airlines, Inc.	1.48%
Top 10 Holdings Total	19.35%

Based on total investments as of December 31, 2015. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/11	$12.72	$0.50	$0.16	$14.97
12/31/12	13.67	0.24	0.06	16.22
12/31/13	17.81	0.44	0.55	21.35
12/31/14	15.44	0.61	2.48	22.07
12/31/15	14.38	0.13	1.13	22.27

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

16	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

MID CAP FUND

	Shares	Value

COMMON STOCKS — 100.4%
CONSUMER DISCRETIONARY — 17.3%
American Eagle Outfitters, Inc.	559,750	$8,676,125
Big Lots, Inc.	159,890	6,162,161
Chipotle Mexican Grill, Inc.*	17,739	8,512,059
Darden Restaurants, Inc.	249,775	15,895,681
Dollar Tree, Inc.*	58,100	4,486,482
DR Horton, Inc.	135,050	4,325,652
DSW, Inc. — Class A	411,525	9,818,986
Expedia, Inc.	64,275	7,989,382
Foot Locker, Inc.	197,975	12,886,193
Hanesbrands, Inc.	132,775	3,907,568
Harman International Industries, Inc.	98,225	9,253,777
Lear Corp.	105,525	12,961,636
NVR, Inc.*	2,963	4,868,209
O’Reilly Automotive, Inc.*	48,600	12,316,212
Panera Bread Co. — Class A*	36,986	7,204,133
Priceline Group, Inc.*	2,974	3,791,701
PulteGroup, Inc.	296,450	5,282,739
PVH Corp.	63,375	4,667,569
Ross Stores, Inc.	108,250	5,824,933
Royal Caribbean Cruises Ltd.(a)	194,450	19,680,284
Texas Roadhouse, Inc.	475,744	17,017,363
Thor Industries, Inc.	345,424	19,395,558
Tractor Supply Co.	105,650	9,033,075
Ulta Salon Cosmetics & Fragrance, Inc.*	57,275	10,595,875
Vail Resorts, Inc.	58,800	7,525,812
		232,079,165
CONSUMER STAPLES — 7.2%
Casey’s General Stores, Inc.	111,750	13,460,287
ConAgra Foods, Inc.	424,500	17,896,920
Hain Celestial Group, Inc.*	194,450	7,853,836
Hormel Foods Corp.	84,900	6,713,892
JM Smucker Co.	90,625	11,177,687
Kroger Co.	259,975	10,874,754
Molson Coors Brewing Co. — Class B	45,425	4,266,316
Monster Beverage Corp.*	93,383	13,910,332
Tyson Foods, Inc. — Class A	208,675	11,128,638
		97,282,662
ENERGY — 3.9%
Energen Corp.	128,200	5,254,918
Gulfport Energy Corp.*	476,575	11,709,448
Marathon Petroleum Corp.	225,650	11,697,696
Oceaneering International, Inc.	267,775	10,046,918
Pioneer Natural Resources Co.	28,122	3,525,936
Range Resources Corp.	192,425	4,735,579
Tesoro Corp.	44,675	4,707,405
		51,677,900
FINANCIALS — 22.8%
Affiliated Managers Group, Inc.*	31,591	5,046,978
Arch Capital Group Ltd.*(a)	198,800	13,866,300
Axis Capital Holdings Ltd.(a)	168,453	9,470,428
BankUnited, Inc.	594,975	21,454,798
CBOE Holdings, Inc.	152,796	9,916,460
Citizens Financial Group, Inc.	664,000	17,390,160
Four Corners Property Trust, Inc.*	384,275	9,284,084
Hartford Financial Services Group, Inc.	364,625	15,846,603
Host Hotels & Resorts, Inc. REIT	458,275	7,029,939
KeyCorp	844,679	11,141,316
Lazard Ltd. — Class A (a)	124,222	5,591,232
Lincoln National Corp.	296,025	14,878,217
National Retail Properties, Inc. REIT	488,500	19,564,425
Omega Healthcare Investors, Inc. REIT	612,800	21,435,744
Outfront Media, Inc. REIT	814,164	17,773,200
Public Storage REIT	107,500	26,627,750
Senior Housing Properties Trust REIT	1,323,150	19,635,546
Signature Bank*	117,901	18,082,476
SunTrust Banks, Inc.	92,775	3,974,481
T. Rowe Price Group, Inc.	331,600	23,706,084
White Mountains Insurance Group Ltd.(a)	20,300	14,754,243
		306,470,464
HEALTH CARE — 11.2%
ABIOMED, Inc.*	140,250	12,661,770
AmerisourceBergen Corp.	129,200	13,399,332
Amsurg Corp.*	92,673	7,043,148
BioMarin Pharmaceutical, Inc.*	53,750	5,630,850
Cerner Corp.*	254,200	15,295,214
DaVita HealthCare Partners, Inc.*	137,600	9,592,096
Edwards Lifesciences Corp.*	131,975	10,423,385
Humana, Inc.	22,412	4,000,766
Incyte Corp.*	63,500	6,886,575
Ionis Pharmaceuticals, Inc.*	93,100	5,765,683
Medivation, Inc.*	152,650	7,379,101
Molina Healthcare, Inc.*	76,847	4,620,810
PAREXEL International Corp.*	142,736	9,723,176
PerkinElmer, Inc.	181,825	9,740,365
Perrigo Co. PLC (a)	67,203	9,724,274
St. Jude Medical, Inc.	160,650	9,923,351
Universal Health Services, Inc. — Class B	53,675	6,413,626
Vertex Pharmaceuticals, Inc.*	12,150	1,528,835
		149,752,357

(Continued on next page)

DECEMBER 31, 2015	17

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

MID CAP FUND (Continued)

	Shares	Value

INDUSTRIALS — 12.2%
Acuity Brands, Inc.	90,175	$21,082,915
AMERCO	24,750	9,640,125
BWX Technologies, Inc.	583,075	18,524,293
Hexcel Corp.	165,875	7,704,894
Huntington Ingalls Industries, Inc.	94,825	12,028,551
JetBlue Airways Corp.*	142,700	3,232,155
Kirby Corp.*	126,535	6,658,272
ManpowerGroup, Inc.	105,925	8,928,418
Masco Corp.	255,300	7,224,990
Orbital ATK, Inc.	37,125	3,316,748
Southwest Airlines Co.	197,350	8,497,891
Spirit Airlines, Inc.*	501,875	19,999,719
Textron, Inc.	228,034	9,579,708
Timken Co.	201,450	5,759,455
United Rentals, Inc.*	156,125	11,325,307
Verisk Analytics, Inc.*	130,325	10,019,386
		163,522,827
INFORMATION TECHNOLOGY — 13.8%
Activision Blizzard, Inc.	227,200	8,794,912
Avago Technologies Ltd (a)	43,050	6,248,708
Avnet, Inc.	113,866	4,878,019
Computer Sciences Corp.	732,850	23,949,538
CSRA, Inc.	666,025	19,980,750
DST Systems, Inc.	179,881	20,517,227
Fiserv, Inc.*	77,025	7,044,707
Harris Corp.	215,800	18,753,020
IAC/InterActiveCorp	82,400	4,948,120
Jack Henry & Associates, Inc.	95,625	7,464,488
Lam Research Corp.	76,800	6,099,456
Micron Technology, Inc.*	99,100	1,403,256
NVIDIA Corp.	205,925	6,787,288
NXP Semiconductors N.V.*(a)	95,200	8,020,600
Palo Alto Networks, Inc.*	82,425	14,518,339
Science Applications International Corp.	281,408	12,882,858
Skyworks Solutions, Inc.	78,021	5,994,353
Take-Two Interactive Software, Inc.*	215,375	7,503,665
		185,789,304
MATERIALS — 4.4%
Agnico Eagle Mines Ltd.(a)	516,750	13,580,190
Celanese Corp.	198,475	13,363,322
CF Industries Holdings, Inc.	66,772	2,724,965
Louisiana-Pacific Corp.*	333,775	6,011,288
Martin Marietta Materials, Inc.	50,873	6,948,234
Vulcan Materials Co.	67,250	6,386,733
Westlake Chemical Corp.	179,025	9,724,638
		58,739,370
UTILITIES — 7.6%
Atmos Energy Corp.	986,796	62,207,620
DTE Energy Co.	256,650	20,580,763
Xcel Energy, Inc.	521,350	18,721,679
		101,510,062
TOTAL COMMON STOCKS
(Cost $1,278,660,062) — 100.4%		1,346,824,111

SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.105%	4,000,000	4,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,000,000) — 0.3%		4,000,000

TOTAL INVESTMENTS
(Cost $1,282,660,062) — 100.7%		1,350,824,111

Liabilities less other assets — (0.7)%		(8,952,822)

TOTAL NET ASSETS — 100.0%
(equivalent to $14.38 per share;
unlimited shares of $1.00 par value
capital shares authorized;
93,319,057 shares outstanding)		$1,341,871,289

PLC — Public Limited Company

REIT — Real Estate Investment Trust

*	Non-income producing security.

(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements.

18	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Small Cap Fund
UMBHX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Small Cap Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities of small cap companies located anywhere in the United States.

PORTFOLIO MANAGEMENT TEAM

James R. McBride, CFA

Lead Portfolio Manager

Timothy L. Miller, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2015

Performance returns for the Scout Small Cap Fund, Russell 2000® Growth Index, and Lipper Small-Cap Growth Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest at least 75% of their equity assets in small-cap growth companies.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Due to the limited focus, the Fund is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

DECEMBER 31, 2015	19

Scout Small Cap Fund
UMBHX

COMPARATIVE RATES OF RETURN (Unaudited)

as of December 31, 2015

	1 Year	3 Years	5 Years	10 Years
Scout Small Cap Fund	0.63%	13.28%	10.55%	6.25%
Russell 2000® Growth Index*	-1.38%	14.28%	10.67%	7.95%
Lipper Small-Cap Growth Funds Index*	-1.15%	12.43%	9.56%	6.70%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2015, the gross/net expense ratio for the Fund was 1.25%** (as disclosed in the most recent Prospectus) compared to the December 31, 2015 gross/net expense ratio of 1.14%.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Russell 2000®
	Small Cap	Growth*
Number of Holdings	67	1,194
Weighted Average Market Cap	$2.54B	$2.10B
Weighted Median Market Cap	$1.72B	$1.87B
Price to Earnings Ratio (Trailing 1 Year)	24.28	22.87
Price/Book Ratio	2.67	3.80
EPS Growth (Hist. 5 Yr.)	13.15%	12.92%
Return on Equity	12.06%	8.86%
Standard Deviation (Trailing 3 Years)	13.71%	15.16%
Sharpe Ratio	0.96	0.94
Beta†	0.87	1.00
Alpha†	0.75%	—
R-squared†	0.93	1.00
Upside Capture†	90%	100%
Downside Capture†	87%	100%
Turnover Ratio (Trailing 1 Year)	15%	—
Total Net Assets (in Millions)	$206.48	—
Inception Date	12/18/1986	—

†	Measured against the Russell 2000® Growth Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2015. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)
Percent
of Total
Cynosure, Inc.	3.27%
j2 Global, Inc.	3.21%
Centene Corp.	3.15%
Jack Henry & Associates, Inc.	3.06%
Monro Muffler Brake, Inc.	3.05%
BroadSoft, Inc.	2.95%
Bruker Corp.	2.83%
Alaska Air Group, Inc.	2.76%
ICU Medical, Inc.	2.74%
Cracker Barrel Old Country Store, Inc.	2.73%
Top 10 Holdings Total	29.75%

Based on total investments as of December 31, 2015. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/11	$14.80	$—	$—	$28.90
12/31/12	17.45	0.06	—	31.61
12/31/13	23.91	—	—	38.07
12/31/14	25.03	—	0.18	39.37
12/31/15	21.60	—	3.54	39.48

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	The gross/net expense ratio of the Fund for the fiscal year ended June 30, 2015 (as disclosed in the most recent Prospectus) includes the acquired fund fees and expenses as required by the SEC. The acquired fund fees and expenses are not direct costs paid by Fund shareholders and have no impact on the costs associated with the Fund’s operations. The acquired fund fees and expenses are not included in the Fund’s financial statements found in the annual report. The gross/net expense ratio disclosed in the June 30, 2015 annual report was 1.12%.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

20	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

SMALL CAP FUND

	Shares	Value

COMMON STOCKS — 99.7%
CONSUMER DISCRETIONARY — 15.1%
Buckle, Inc.	123,625	$3,805,177
Cracker Barrel Old Country Store, Inc.	44,500	5,643,935
iRobot Corp.*	114,900	4,067,460
Lindblad Expeditions Holdings, Inc.*	99,300	1,103,223
Monro Muffler Brake, Inc.	95,300	6,310,766
Sotheby’s	100,800	2,596,608
Thor Industries, Inc.	63,831	3,584,111
WCI Communities, Inc.*	94,100	2,096,548
Weight Watchers International, Inc.*	88,414	2,015,839
		31,223,667
ENERGY — 0.9%
Geospace Technologies Corp.*	57,060	802,834
Gulfport Energy Corp.*	44,600	1,095,822
		1,898,656
FINANCIALS — 10.2%
CNO Financial Group, Inc.	199,200	3,802,728
Cohen & Steers, Inc.	101,026	3,079,273
EverBank Financial Corp.	131,600	2,102,968
Hilltop Holdings, Inc.*	112,300	2,158,406
LendingTree, Inc.*	42,900	3,830,112
Mid-America Apartment Communities, Inc. REIT	38,800	3,523,428
PRA Group, Inc.*	72,910	2,529,248
		21,026,163
HEALTH CARE — 34.7%
Acorda Therapeutics, Inc.*	70,400	3,011,712
Adeptus Health, Inc. - Class A*	26,800	1,461,136
Air Methods Corp.*	92,300	3,870,139
Akorn, Inc.*	136,800	5,104,008
Bruker Corp.*	240,600	5,839,362
Centene Corp.*	98,800	6,502,028
Cynosure, Inc. - Class A*	151,300	6,758,571
Genomic Health, Inc.*	66,200	2,330,240
HealthEquity, Inc.*	46,900	1,175,783
HMS Holdings Corp.*	98,400	1,214,256
ICU Medical, Inc.*	50,245	5,666,631
Impax Laboratories, Inc.*	88,100	3,767,156
Omnicell, Inc.*	158,000	4,910,640
PRA Health Sciences, Inc.*	118,700	5,373,549
Sirona Dental Systems, Inc.*	22,600	2,476,282
Supernus Pharmaceuticals, Inc.*	102,100	1,372,224
Team Health Holdings, Inc.*	104,900	4,604,061
U.S. Physical Therapy, Inc.	84,450	4,533,276
Vascular Solutions, Inc.*	49,300	1,695,427
		71,666,481

INDUSTRIALS — 11.3%
Aegion Corp.*	131,100	2,531,541
Alaska Air Group, Inc.	70,800	5,700,108
Celadon Group, Inc.	132,700	1,312,403
Chart Industries, Inc.*	42,700	766,892
Power Solutions International, Inc.*	35,608	649,846
PowerSecure International, Inc.*	212,600	3,199,630
Proto Labs, Inc.*	35,700	2,273,733
Radiant Logistics, Inc.*	247,200	847,896
Teledyne Technologies, Inc.*	35,600	3,157,720
Triumph Group, Inc.	29,000	1,152,750
WageWorks, Inc.*	36,300	1,646,931
		23,239,450
INFORMATION TECHNOLOGY — 25.3%
Acxiom Corp.*	32,600	681,992
ADTRAN, Inc.	78,600	1,353,492
Ambarella, Inc.*(a)	62,500	3,483,750
BroadSoft, Inc.*	172,100	6,085,456
Daktronics, Inc.	214,500	1,870,440
Descartes Systems Group, Inc.*(a)	105,800	2,124,464
Electronics for Imaging, Inc.*	75,100	3,510,174
ePlus, Inc.*	41,200	3,842,312
II-VI, Inc.*	201,000	3,730,560
InvenSense, Inc.*	178,500	1,826,055
j2 Global, Inc.	80,500	6,626,760
Jack Henry & Associates, Inc.	81,000	6,322,860
Monotype Imaging Holdings, Inc.	129,800	3,068,472
Semtech Corp.*	130,500	2,469,060
Stratasys Ltd.*(a)	65,645	1,541,345
Veeco Instruments, Inc.*	117,900	2,424,024
Virtusa Corp.*	32,000	1,322,880
		52,284,096
MATERIALS — 2.2%
Balchem Corp.	59,500	3,617,600
Carpenter Technology Corp.	30,500	923,235
		4,540,835

TOTAL COMMON STOCKS
(Cost $154,484,419) — 99.7%		205,879,348

TOTAL INVESTMENTS
(Cost $154,484,419) — 99.7%		205,879,348

Other assets less liabilities — 0.3%		604,849

TOTAL NET ASSETS — 100.0%
(equivalent to $21.60 per share;
unlimited shares of $1.00 par value
capital shares authorized;
9,559,373 shares outstanding)		$206,484,197

REIT — Real Estate Investment Trust

*	Non-income producing security.

(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	21

Scout Low Duration Bond Fund
SCLDX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Low Duration Bond Fund seeks a high level of total return consistent with the preservation of capital by investing in fixed income instruments and targeting an estimated average portfolio duration of one to four years.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA

Lead Portfolio Manager

Thomas M. Fink, CFA

Co-Portfolio Manager

Todd C. Thompson, CFA

Co-Portfolio Manager

Stephen T. Vincent, CFA

Co-Portfolio Manager

Clark W. Holland, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2015

Performance returns for the Scout Low Duration Bond Fund, Barclays 1-3 Year U.S. Government/Credit Index and Lipper Short Investment-Grade Debt Funds Index assume dividends were reinvested for the entire period.

For Illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Barclays 1-3 Year U.S. Government/Credit Index measures the performance of Treasuries, government-related issues and corporate bonds with maturities from one to three years. The Lipper Short Investment-Grade Debt Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest primarily in investment-grade debt issues with dollar-weighted average maturities of less than three years.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same issuer, interest rate, inflation, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. High yield securities involve greater risk than investment grade securities. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.

Derivatives such as options, futures contracts, currency forwards or swap agreements may involve greater risks than if the Fund invested in the referenced obligation directly. Derivatives are subject to risks such as market risk, liquidity risk, interest rate risk, credit risk, and management risk. Derivative investments could lose more than the principal amount invested. The Fund may use derivatives for hedging purposes or as part of its investment strategy. The use of leverage and derivatives investments could accelerate losses to the Fund. These losses could exceed the amount originally invested.

22	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Low Duration Bond Fund
SCLDX

COMPARATIVE RATES OF RETURN (Unaudited)

as of December 31, 2015

			Since
	1 Year	3 Years	Inception†
Scout Low Duration Bond Fund	0.56%	1.00%	1.39%
Barclays 1-3 Year U.S. Government/Credit Index*	0.65%	0.69%	0.72%
Lipper Short Investment-Grade Debt Funds Index*	0.44%	0.71%	0.93%

†	Inception – August 29, 2012.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2015, the gross expense ratio for the Fund was 1.03% (as disclosed in the most recent Prospectus) compared to the December 31, 2015 gross expense ratio of 0.92%.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2016, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2015. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions

8/29/12	$10.00	$—	$—	$10.00
12/31/12	10.10	0.07	—	10.17
12/31/13	10.09	0.15	—	10.31
12/31/14	10.04	0.13	0.02	10.41
12/31/15	9.98	0.12	—	10.47

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Barclays 1-3
	Low Duration	U.S. Govt./
	Bond	Credit Index*
Average Maturity	1.8 years	1.9 years
Average Duration	1.6 years	1.9 years
30-Day SEC Yield**
(Unsubsidized/Subsidized)	0.69%/1.18%	—
Number of Holdings	174	1,688
Total Net Assets (in millions)	$52.90	—
Inception Date	8/29/2012	—

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2015	23

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

LOW DURATION BOND FUND

	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 10.6%
AmeriCredit Automobile Receivables Trust
Series 2015-1, Class A2A,
0.770%, 4/9/18(a)	$104,810	$104,654
Series 2015-2, Class A2A,
0.830%, 9/10/18(a)	403,193	402,121
Series 2014-1, Class A3,
0.900%, 2/8/19(a)	191,607	191,132
Bank of The West Auto Trust
Series 2015-1, Class A3,
1.310%, 10/15/19(a)(b)	655,000	650,989
Citibank Credit Card Issuance Trust
Series 2013-A6, Class A6,
1.320%, 9/7/18(a)	500,000	500,975
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2,
0.642%, 10/25/36(a)(c)	80,306	79,815
Ford Credit Auto Owner Trust
Series 2015-A, Class A3,
1.280%, 9/15/19(a)	205,000	204,669
GMACM Home Equity Loan Trust
Series 2003-HE1, Class A3,
0.702%, 4/25/33(a)(c)	308,967	289,266
GSAA Trust
Series 2006-S1, Class 1A1,
0.742%, 1/25/37(a)(c)	136,264	47,942
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1,
1.120%, 8/25/17(a)(b)	445,000	444,008
Home Equity Loan Trust
Series 2003-HS1, Class AI6,
3.830%, 2/25/33(a)(c)	90	90
Honda Auto Receivables Owner Trust
Series 2014-4, Class A3,
0.990%, 9/17/18(a)	545,000	543,194
Huntington Auto Trust
Series 2012-2, Class A3,
0.510%, 4/17/17(a)	159	159
Series 2015-1, Class A3,
1.240%, 9/16/19(a)	425,000	422,460
Hyundai Auto Receivables Trust
Series 2013-B, Class A3,
0.710%, 9/15/17(a)	104,842	104,800
Series 2015-A, Class A2,
0.680%, 10/16/17(a)	123,168	123,096
IndyMac Home Equity Loan Trust
Series 2004-2, Class A,
0.542%, 9/28/36(a)(c)	16,449	16,356
MSCC Heloc Trust
Series 2007-1, Class A,
0.522%, 12/25/31(a)(c)	247,165	239,307
Nissan Auto Receivables Owner Trust
Series 2013-B, Class A3,
0.840%, 11/15/17(a)	242,874	242,790
Series 2014-A, Class A3,
0.720%, 8/15/18(a)	273,094	272,330
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2,
1.042%, 1/25/36(a)(b)(c)	40,637	39,508
SLM Student Loan Trust
Series 2005-10, Class A4,
0.430%, 10/25/19(a)(c)	48,513	48,236
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2,
1.022%, 12/25/35(a)(b)(c)	37,765	37,224
SunTrust Auto Receivables Trust
Series 2015-1A, Class A2,
0.990%, 6/15/18(a)(b)	470,000	469,732
Toyota Auto Receivables Owner Trust
Series 2015-A, Class A2,
0.710%, 7/17/17(a)	119,832	119,731
TOTAL ASSET-BACKED SECURITIES
(Cost $5,582,368) — 10.6%		5,594,584

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.9%
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4A,
5.588%, 6/24/50(a)(b)(c)	261,762	265,741
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A1,
1.199%, 3/10/47(a)	104,530	102,297
COMM Mortgage Trust
Series 2013-LC13, Class A1,
1.309%, 8/10/46(a)	72,784	72,278
Series 2014-CR15, Class A1,
1.218%, 2/10/47(a)	79,749	79,104
Series 2014-CR16, Class A1,
1.445%, 4/10/47(a)	81,650	81,196
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1,
0.662%, 11/10/45(a)	29,686	29,594
Series 2013-GC10, Class A1,
0.696%, 2/10/46(a)	2,338	2,337
GS Mortgage Securities Trust
Series 2012-GCJ7, Class A1,
1.144%, 5/10/45(a)	106,060	105,994
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-CBM, Class A,
1.231%, 10/15/29(b)(c)	460,000	456,878
Series 2013-C16, Class A1,
1.223%, 12/15/46(a)	98,329	97,533
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A1,
1.085%, 7/15/45(a)	278,964	276,706
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1,
0.664%, 11/15/45(a)	124,307	123,888
Series 2013-C7, Class A1,
0.738%, 2/15/46(a)	37,801	37,695
Series 2013-C9, Class A1,
0.825%, 5/15/46(a)	57,427	57,195
Series 2015-C26, Class A1,
1.591%, 10/15/48(a)	262,042	258,997
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A1,
0.673%, 12/10/45(a)	98,208	97,569
Series 2013-C6, Class A1,
0.802%, 4/10/46(a)	120,277	119,183
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A1,
1.679%, 11/15/48(a)	286,422	283,508

24	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

LOW DURATION BOND FUND (Continued)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1,
0.673%, 11/15/45(a)	$53,890	$53,525
Series 2012-C10, Class A1,
0.734%, 12/15/45(a)	56,226	55,974
Series 2013-C14, Class A1,
0.836%, 6/15/46(a)	97,483	96,605
Series 2013-C17, Class A1,
1.154%, 12/15/46(a)	391,284	388,783
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,178,313) — 5.9%		3,142,580

CORPORATE BONDS — 39.1%
21st Century Fox America, Inc.
8.000%, 10/17/16	285,000	299,819
Aflac, Inc.
2.650%, 2/15/17	205,000	207,699
Ally Financial, Inc.
5.500%, 2/15/17	370,000	381,100
3.250%, 2/13/18	105,000	104,475
American Express Credit Corp.
1.125%, 6/5/17	360,000	358,340
2.125%, 3/18/19	205,000	204,980
American Honda Finance Corp.
1.500%, 9/11/17(b)	190,000	190,222
1.500%, 3/13/18	105,000	104,230
American International Group, Inc.
5.850%, 1/16/18	630,000	678,635
Anadarko Petroleum Corp.
6.375%, 9/15/17	415,000	435,178
ArcelorMittal
6.125%, 6/1/18	155,000	141,825
AT&T, Inc.
2.450%, 6/30/20(a)	310,000	305,295
Bank of America Corp.
3.875%, 3/22/17	150,000	153,280
1.700%, 8/25/17	615,000	613,242
Barclays PLC
2.000%, 3/16/18	240,000	238,568
BB&T Corp.
2.250%, 2/1/19(a)	265,000	266,041
BP Capital Markets PLC
1.375%, 5/10/18	145,000	142,922
British Telecommunications PLC
1.250%, 2/14/17	185,000	184,126
Capital One N.A.
1.500%, 9/5/17(a)	250,000	248,008
1.650%, 2/5/18(a)	250,000	247,527
Caterpillar Financial Services Corp.
1.700%, 6/16/18	260,000	259,878
Citigroup, Inc.
1.850%, 11/24/17	310,000	309,542
2.500%, 9/26/18	205,000	206,780
2.050%, 12/7/18	420,000	417,781
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	270,000	271,094
ConocoPhillips Co.
1.500%, 5/15/18	395,000	387,760
Credit Suisse A.G.
1.375%, 5/26/17	360,000	358,299
Daimler Finance North America, LLC
1.375%, 8/1/17(b)	220,000	218,011
Deutsche Bank A.G.
6.000%, 9/1/17	150,000	158,877
1.875%, 2/13/18	180,000	178,470
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(b)	215,000	216,339
Devon Energy Corp.
2.250%, 12/15/18(a)	275,000	250,982
DPL, Inc.
6.500%, 10/15/16(a)	56,000	56,000
Duke Energy Indiana, Inc.
6.050%, 6/15/16	175,000	178,892
Ensco PLC
4.700%, 3/15/21	115,000	92,596
ERAC USA Finance, LLC
6.375%, 10/15/17(b)	330,000	354,376
Ford Motor Credit Co., LLC
4.250%, 2/3/17	545,000	556,831
1.724%, 12/6/17	465,000	457,838
Freeport-McMoRan, Inc.
4.000%, 11/14/21	140,000	84,000
General Mills, Inc.
1.400%, 10/20/17	125,000	124,382
Goldman Sachs Group, Inc.
2.900%, 7/19/18	105,000	107,052
2.625%, 1/31/19	640,000	644,576
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	197,000	203,572
5.375%, 3/15/17	515,000	537,140
HSBC USA, Inc.
2.000%, 8/7/18	195,000	194,951
ING Bank N.V.
3.750%, 3/7/17(b)	630,000	645,431
IPALCO Enterprises, Inc.
5.000%, 5/1/18(a)	240,000	251,400
Jersey Central Power & Light Co.
5.650%, 6/1/17	316,000	331,942
JPMorgan Chase & Co.
1.350%, 2/15/17	215,000	214,567
1.625%, 5/15/18	50,000	49,629
2.350%, 1/28/19	520,000	522,206
Kinder Morgan Energy Partners LP
5.300%, 9/15/20	70,000	69,301
Kraft Heinz Foods Co.
2.800%, 7/2/20(a)(b)	325,000	324,160
Liberty Mutual Group, Inc.
6.700%, 8/15/16(b)	285,000	294,301
Liberty Property LP
5.500%, 12/15/16	175,000	180,746
Marathon Oil Corp.
2.700%, 6/1/20(a)	230,000	202,801
MetLife, Inc.
1.756%, 12/15/17	755,000	755,771
Morgan Stanley
2.650%, 1/27/20	115,000	114,687
2.800%, 6/16/20	395,000	396,256

(Continued on next page)

DECEMBER 31, 2015	25

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

LOW DURATION BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)
New York Life Global Funding
1.125%, 3/1/17(b)	$95,000	$94,959
1.450%, 12/15/17(b)	215,000	214,531
1.300%, 4/27/18(b)	180,000	178,547
Noble Holding International Ltd.
2.500%, 3/15/17	105,000	99,059
4.000%, 3/16/18	90,000	81,497
PNC Bank N.A.
1.850%, 7/20/18(a)	275,000	274,462
Principal Life Global Funding II
1.500%, 9/11/17(b)	255,000	254,211
Prudential Financial, Inc.
3.000%, 5/12/16	270,000	271,495
PSEG Power, LLC
2.450%, 11/15/18(a)	245,000	246,473
Shell International Finance B.V.
2.125%, 5/11/20	355,000	349,236
Southern Power Co.
1.500%, 6/1/18	190,000	185,989
Teck Resources Ltd.
3.000%, 3/1/19	35,000	21,700
4.500%, 1/15/21(a)	90,000	45,900
Transocean, Inc.
6.500%, 11/15/20	215,000	148,350
UBS A.G.
5.875%, 12/20/17	145,000	156,614
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698%, 1/2/24	97,829	104,555
Union Pacific Railroad Co. 2005 Pass-Through Trust
5.082%, 1/2/29	121,833	131,042
Vale Overseas Ltd.
4.625%, 9/15/20	120,000	99,668
Verizon Communications, Inc.
3.650%, 9/14/18	380,000	397,363
Wells Fargo & Co.
1.400%, 9/8/17	655,000	654,252
TOTAL CORPORATE BONDS
(Cost $21,016,775) — 39.1%		20,694,632

MORTGAGE-BACKED SECURITIES — 26.6%
Fannie Mae Pool
1.730%, 1/1/17	410,000	412,039
Fannie Mae REMICS
Series 2011-6, Class BA,
2.750%, 6/25/20	59,170	59,990
Series 2011-143, Class AC,
1.750%, 4/25/21	323,626	325,412
Series 2011-145, Class A,
1.750%, 6/25/21	338,465	340,313
Series 2011-143, Class M,
1.750%, 1/25/22	155,424	155,622
Series 2008-76, Class GF,
1.072%, 9/25/23(c)	44,422	44,658
Series 2013-136, Class KA,
2.000%, 5/25/25	361,043	364,617
Series 2011-122, Class A,
3.000%, 12/25/25	163,142	167,623
Series 2011-88, Class AB,
2.500%, 9/25/26	177,140	179,584
Fannie Mae-Aces
Series 2014-M3, Class ASQ2,
0.558%, 3/25/16	691	690
Series 2013-M1, Class ASQ2,
1.074%, 11/25/16	221,181	221,049
Series 2014-M9, Class ASQ2,
1.462%, 4/25/17	1,653,259	1,655,474
Series 2012-M13, Class ASQ2,
1.246%, 8/25/17	631,066	630,915
Series 2014-M13, Cvlass ASQ2,
1.637%, 11/25/17	1,204,533	1,208,342
Series 2014-M6, Class FA,
0.484%, 12/25/17(c)	211,046	210,732
Series 2012-M9, Class ASQ2,
1.513%, 12/25/17	657,607	657,184
Series 2013-M4, Class ASQ2,
1.451%, 2/25/18	162,547	162,124
Series 2015-M7, Class ASQ1,
0.882%, 4/25/18	240,182	239,529
Series 2015-M7, Class ASQ2,
1.550%, 4/25/18	275,000	274,733
Series 2013-M13, Class A,
1.600%, 5/25/18	271,669	272,377
Series 2015-M15, Class ASQ1,
0.849%, 1/25/19	614,112	612,377
Series 2015-M13, Class ASQ1,
0.856%, 9/25/19	448,888	445,609
Series 2012-M8, Class ASQ2,
1.520%, 12/25/19	363,835	364,841
Series 2012-M2, Class A1,
1.824%, 2/25/22	152,513	152,604
FHLMC Multifamily Structured Pass-Through Certificates
Series K501, Class A2,
1.655%, 11/25/16(a)	741,614	742,891
Series K502, Class A2,
1.426%, 8/25/17(a)	288,903	289,073
Series KP02, Class A1,
1.329%, 1/25/20(a)(c)	1,311,699	1,304,696
Freddie Mac Gold Pool
3.000%, 7/1/24	336,227	348,107
Freddie Mac REMICS
Series 4350, Class CA,
2.000%, 10/15/19(a)	290,199	293,861
Series 3836, Class MC,
2.000%, 5/15/20(a)	98,842	99,494
Series 4383, Class JC,
2.000%, 5/15/23(a)	268,937	271,477
Series 3683, Class JH,
2.500%, 12/15/23(a)	56,365	56,513
Series 4399, Class A,
2.500%, 7/15/24(a)	176,619	178,874
Series 3939, Class WB,
3.000%, 10/15/25(a)	496,027	504,493
Series 3768, Class DE,
2.250%, 11/15/28(a)	66,468	66,708
Series 4302, Class AB,
1.750%, 11/15/29(a)	381,362	380,473
Series 2764, Class UE,
5.000%, 10/15/32(a)	52,958	54,971

26	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2015 (Unaudited)

LOW DURATION BOND FUND (Continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Association
Series 2014-18, Class HJ,
3.000%, 7/20/36(a)	$298,992	$302,749
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $14,110,705) — 26.6%		14,052,818

OTHER GOVERNMENTS — 0.8%
Petrobras Global Finance B.V.
1.990%, 5/20/16(c)	285,000	277,875
2.461%, 1/15/19(c)	95,000	72,200
Petroleos Mexicanos
3.500%, 7/23/20(b)	100,000	94,650
TOTAL OTHER GOVERNMENTS
(Cost $473,040) — 0.8%		444,725

U.S. GOVERNMENT AND AGENCIES — 16.3%
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 2A,
1.840%, 10/7/20(a)	26,712	26,722
Series 2010-A1, Class A,
0.637%, 12/7/20(a)(c)	531,184	529,781
United States Treasury Note
0.875%, 12/31/16	2,990,000	2,991,869
0.625%, 9/30/17	1,050,000	1,042,740
0.875%, 11/15/17	525,000	523,174
1.000%, 5/31/18	3,515,000	3,497,014
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $8,634,904) — 16.3%		8,611,300

SHORT-TERM INVESTMENTS — 0.5%
UMB Money Market Fiduciary, 0.010%	239,198	239,198

TOTAL SHORT-TERM INVESTMENTS
(Cost $239,198) — 0.5%		239,198

TOTAL INVESTMENTS
(Cost $53,235,303) — 99.8%		52,779,837

Other assets less liabilities — 0.2%		118,719

TOTAL NET ASSETS — 100.0%
(equivalent to $9.98 per share;
unlimited shares of $1.00 par value
capital shares authorized;
5,302,294 shares outstanding)		$52,898,556

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REMICS — Real Estate Mortgage Investment Conduits

(a)	Callable.

(b)	Rule 144A restricted security. Total value of these securities is $5,443,818 which represents 10.3% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Variable rate security (presented at the current rate as of period end).

SWAP CONTRACTS

CREDIT DEFAULT SWAPS

			Rating of						Premiums	Unrealized
		Buy/Sell(d)	Reference Entity	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Reference Entity	Protection	(Moody’s/S&P)	Fixed Rate	Rate	Date	Value(e)	Value(f)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North America Investment Grade Index Series 25	Sell	A3/A-	Receive	1.00%	12/20/2020	$1,080,000	$6,061	$2,796	$3,265
TOTAL SWAP CONTRACTS							$1,080,000	$6,061	$2,796	$3,265

(d)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(e)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(f)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	27

Scout Core Bond Fund
SCCIX — Institutional Class, SCCYX — Class Y

OBJECTIVE & STRATEGY (Unaudited)

The Scout Core Bond Fund seeks a high level of total return consistent with the preservation of capital by investing in bonds of varying maturities, including mortgage-and asset-backed securities.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA
Lead Portfolio Manager

Thomas M. Fink, CFA
Co-Portfolio Manager

Todd C. Thompson, CFA
Co-Portfolio Manager

Stephen T. Vincent, CFA
Co-Portfolio Manager

Clark W. Holland, CFA
Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

Institutional Class

as of December 31, 2015

Class Y

as of December 31, 2015

Performance returns for the Scout Core Bond Fund, Barclays U.S. Aggregate Bond Index and Lipper Core Bond Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted index of taxable investment-grade fixed rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. The Lipper Core Bond Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest at least 85% in domestic investment-grade debt issues (rated in top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging markets debt. These funds maintain dollar-weighted average maturities of five to ten years.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same interest rate, inflation, issuer, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.

Derivatives such as credit default swap agreements and futures contracts may involve greater risks than if the Fund invested in the referenced obligation directly. Derivatives are subject to risks such as market risk, liquidity risk, interest rate risk, credit risk and management risk. Derivative investments could lose more than the principal amount invested. The Fund may use derivatives for hedging purposes or as part of its investment strategy. The use of leverage and derivatives investments could accelerate losses to the Fund. These losses could exceed the amount originally invested.

28	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Core Bond Fund

SCCIX — Institutional Class, SCCYX — Class Y

COMPARATIVE RATES OF RETURN (Unaudited)

as of December 31, 2015

	1 Year	3 Years	5 Years	10 Years

Scout Core Bond Fund – Institutional Class	0.95%	0.79%	3.22%	5.48%
Barclays U.S. Aggregate
Bond Index*	0.55%	1.44%	3.25%	4.51%
Lipper Core Bond Funds Index*	0.32%	1.47%	3.55%	4.41%

			Since
	1 Year	3 Years	Inception†
Scout Core Bond Fund – Class Y	0.57%	0.41%	2.80%
Barclays U.S. Aggregate Bond Index*	0.55%	1.44%	3.23%
Lipper Core Bond Funds Index*	0.32%	1.47%	3.42%

†	Inception – April 21, 2011.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The performance of the Scout Core Bond Fund – Institutional Class reflects the historical performance of the Frontegra Columbus Core Fund – Institutional Class (the “Predecessor Fund”). Effective after the close of business on April 21, 2011, the Predecessor Fund was reorganized into the Fund. The Predecessor Fund and the Fund have substantially similar principal investment strategies. The Predecessor Fund’s original Institutional Class returns reflect the total annual operating fees and expenses, net of any fee and expense waivers, of the Scout Core Bond Fund – Institutional Class. For the fiscal year ended June 30, 2015, the gross expense ratios for the Institutional Class and Class Y were 0.61% and 0.97%, respectively (as disclosed in the most recent Prospectus), compared to the December 31, 2015 gross expense ratios of 0.63% and 1.02%, respectively.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2016, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2015. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

Institutional Class

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/11	$11.33	$0.62	$0.02	$16.83
12/31/12	11.66	0.38	0.01	17.55
12/31/13	11.36	0.16	0.04	17.45
12/31/14	11.48	0.14	—	17.71
12/31/15	11.40	0.19	—	17.82

Class Y

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/11	$11.33	$0.50	$0.02	$11.85
12/31/12	11.66	0.36	0.01	12.55
12/31/13	11.36	0.12	0.04	12.41
12/31/14	11.48	0.09	—	12.62
12/31/15	11.40	0.15	—	12.69

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

Barclays U.S.
	Scout	Aggregate
	Core Bond	Bond*
Average Maturity	6.8 years	7.9 years
Average Duration	5.4 years	5.7 years
30-Day SEC Yield — Institutional Class** (Unsubsidized/Subsidized)	1.60%/1.83%	—
30-Day SEC Yield — Class Y** (Unsubsidized/Subsidized)	1.25%/1.48%	—
Number of Holdings	118	9,720
Total Net Assets (in millions, all share classes)	$204.27	—
Institutional Class Inception Date	2/23/2001	—
Class Y Inception Date	4/21/2011	—

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2015	29

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

CORE BOND FUND

	Principal
	Amount	Value

ASSET-BACKED SECURITIES — 1.6%
Hertz Vehicle Financing II LP
Series 2015-2A, Class A,
2.020%, 9/25/19(a)(b)	$1,155,000	$1,139,177
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1,
1.120%, 8/25/17(a)(b)	1,925,000	1,920,709
Mid-State Trust XI
Series 11, Class A1,
4.864%, 7/15/38(a)	310,922	329,224
TOTAL ASSET-BACKED SECURITIES
(Cost $3,391,778) — 1.6%		3,389,110

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.5%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.889%, 7/10/44(a)(c)	1,385,954	1,393,271
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1,
0.685%, 9/10/45(a)	384,153	382,764
Commercial Mortgage Pass-Through Certificates
Series 2012-CR3, Class A1,
0.666%, 10/15/45(a)	117,920	117,597
Commercial Mortgage Trust
Series 2007-GG9, Class A4,
5.444%, 3/10/39(a)	265,845	271,769
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1,
0.662%, 11/10/45(a)	345,439	344,372
GS Mortgage Securities Trust
Series 2007-GG10, Class A4,
5.795%, 8/10/45(a)(c)	2,454,895	2,522,358
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A1,
1.260%, 8/15/46(a)	886,804	880,708
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1,
0.664%, 11/15/45(a)	184,200	183,580
Series 2015-C26, Class A3,
3.211%, 10/15/48(a)	1,090,000	1,082,567
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A,
5.795%, 8/15/45(a)(b)(c)	2,007,666	2,060,253
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A1,
0.726%, 8/10/49(a)	695,646	690,553
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1,
0.687%, 10/15/45(a)	881,354	876,646
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1,
0.734%, 12/15/45(a)	443,189	441,203
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $11,788,293) — 5.5%		11,247,641

CORPORATE BONDS — 30.5%
AIG Global Funding
1.650%, 12/15/17(b)	515,000	512,411
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	683,245	724,240
American Airlines 2013-1 Class A Pass-Through Trust
4.000%, 1/15/27	841,906	850,325
American Express Credit Corp.
2.600%, 9/14/20(a)	1,105,000	1,107,553
Anadarko Petroleum Corp.
4.500%, 7/15/44(a)	570,000	436,382
AT&T, Inc.
1.700%, 6/1/17	1,075,000	1,077,965
Bank of America N.A.
1.650%, 3/26/18	610,000	605,412
1.750%, 6/5/18	1,570,000	1,559,906
2.050%, 12/7/18	390,000	388,877
Barclays PLC
2.000%, 3/16/18(d)	915,000	909,539
2.750%, 11/8/19(d)	770,000	767,187
BP Capital Markets PLC
3.506%, 3/17/25(d)	310,000	300,204
Branch Banking & Trust Co.
1.350%, 10/1/17(a)	910,000	908,348
Burlington Northern and Santa Fe Railway Co.
2001-2 Pass-Through Trust
6.462%, 1/15/21	470,300	516,154
Burlington Northern and Santa Fe Railway Co.
2004-1 Pass-Through Trust
4.575%, 1/15/21	727,049	757,948
Burlington Northern Santa Fe, LLC
3.400%, 9/1/24(a)	1,355,000	1,356,271
Capital One N.A.
1.650%, 2/5/18(a)	935,000	925,749
2.350%, 8/17/18(a)	740,000	741,390
Citigroup, Inc.
1.350%, 3/10/17	995,000	991,318
1.850%, 11/24/17	1,225,000	1,223,192
1.800%, 2/5/18	1,715,000	1,708,435
2.150%, 7/30/18	745,000	744,448
ConocoPhillips Co.
3.350%, 5/15/25(a)	445,000	402,139
Credit Suisse A.G.
1.375%, 5/26/17(d)	1,145,000	1,139,591
1.750%, 1/29/18(d)	1,095,000	1,091,924
CSX Transportation, Inc.
6.251%, 1/15/23	585,591	670,034
Daimler Finance North America, LLC
2.000%, 8/3/18(b)	1,330,000	1,321,130
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	758,362	873,481
Deutsche Bank A.G.
1.875%, 2/13/18(d)	935,000	927,050

30	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

CORE BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(b)(d)	$1,905,000	$1,916,862
Devon Energy Corp.
5.000%, 6/15/45(a)	570,000	432,005
Ford Motor Credit Co., LLC
2.145%, 1/9/18	1,345,000	1,340,025
2.240%, 6/15/18	805,000	797,681
2.875%, 10/1/18	4,100,000	4,105,851
2.551%, 10/5/18	775,000	769,497
3.200%, 1/15/21	860,000	854,184
Goldman Sachs Group, Inc.
1.522%, 4/30/18(c)	2,250,000	2,260,220
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	800,000	834,392
HSBC USA, Inc.
2.000%, 8/7/18	870,000	869,783
ING Bank N.V.
3.750%, 3/7/17(b)(d)	2,005,000	2,054,110
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	605,000	607,696
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	1,030,000	1,025,273
Marathon Oil Corp.
3.850%, 6/1/25(a)	1,110,000	893,381
5.200%, 6/1/45(a)	410,000	291,823
McDonald’s Corp.
2.100%, 12/7/18	575,000	575,370
New York Life Global Funding
1.450%, 12/15/17(b)	1,270,000	1,267,230
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	421,954	470,183
PNC Bank N.A.
1.850%, 7/20/18(a)	1,240,000	1,237,576
Reliance Standard Life Global Funding II
2.500%, 1/15/20(b)	690,000	683,491
Shell International Finance B.V.
3.250%, 5/11/25(d)	1,385,000	1,351,725
Toyota Motor Credit Corp.
1.450%, 1/12/18	465,000	464,116
UBS A.G.
1.375%, 6/1/17(d)	830,000	826,045
5.875%, 12/20/17(d)	378,000	408,277
1.800%, 3/26/18(d)	1,550,000	1,547,405
Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404%, 7/2/25	940,518	1,019,530
Union Pacific Railroad Co. 2005 Pass-Through Trust
5.082%, 1/2/29	1,455,031	1,565,021
Union Pacific Railroad Co. 2006 Pass-Through Trust
5.866%, 7/2/30	619,782	704,168
UnitedHealth Group, Inc.
1.450%, 7/17/17	620,000	620,018
1.900%, 7/16/18	755,000	757,271
Verizon Communications, Inc.
1.350%, 6/9/17	1,835,000	1,829,702
Wells Fargo & Co.
1.400%, 9/8/17	1,130,000	1,128,710
2.600%, 7/22/20	1,195,000	1,191,938
TOTAL CORPORATE BONDS
(Cost $62,503,750) — 30.5%		62,239,162

MORTGAGE-BACKED SECURITIES — 14.3%
Fannie Mae Pool
3.330%, 7/1/20	647,491	674,778
3.330%, 10/1/20	1,225,549	1,280,469
3.230%, 11/1/20	1,307,527	1,360,147
2.160%, 1/1/23	3,607,907	3,539,855
4.000%, 4/1/24	330,946	350,262
2.500%, 3/1/26	418,813	425,568
2.100%, 12/1/27	1,208,995	1,184,988
4.550%, 10/1/33	929,974	937,010
5.970%, 1/1/40	186,379	220,274
5.970%, 1/1/40	349,461	419,871
5.100%, 12/1/40	294,664	346,281
Fannie Mae REMICS
Series 2008-76, Class GF,
1.072%, 9/25/23(c)	227,625	228,835
Fannie Mae-Aces
Series 2015-M1, Class ASQ1,
0.782%, 2/25/18	1,416,601	1,411,746
Series 2015-M7, Class ASQ1,
0.882%, 4/25/18	1,149,444	1,146,317
Series 2015-M7, Class ASQ2,
1.550%, 4/25/18	685,000	684,334
Series 2013-M14, Class A,
1.700%, 8/25/18	1,793,933	1,788,212
Series 2015-M15, Class ASQ1,
0.849%, 1/25/19	2,432,077	2,425,207
Series 2014-M5, Class ASQ1,
0.986%, 3/25/19	526,057	525,478
Series 2012-M8, Class AB2,
2.305%, 5/25/22	1,104,339	1,101,763
Series 2014-M1, Class A1,
2.325%, 7/25/23(c)	1,072,893	1,091,460
Series 2014-M13, Class AB2,
2.951%, 8/25/24(c)	765,000	781,594
Series 2015-M11, Class A1,
2.097%, 4/25/25	1,024,624	1,020,304

(Continued on next page)

DECEMBER 31, 2015	31

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

CORE BOND FUND (Continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS
Series 3609, Class LA,
4.000%, 12/15/24(a)	$199,918	$206,218
Series 4233, Class MD,
1.750%, 3/15/25(a)	637,991	640,490
Series 3873, Class DG,
3.000%, 7/15/27(a)	32,233	32,374
Series 3688, Class JA,
3.500%, 1/15/30(a)	188,726	192,694
Ginnie Mae I Pool
2.140%, 8/15/23	910,748	911,697
2.730%, 6/15/32	4,150,580	4,224,846
Ginnie Mae II Pool
7.000%, 7/20/16	508	511
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $28,546,975) — 14.3%		29,153,583

OTHER GOVERNMENTS — 1.1%
Petrobras Global Finance B.V.
2.461%, 1/15/19(c)(d)	885,000	672,600
Petroleos Mexicanos
3.500%, 7/18/18(d)	735,000	729,318
4.500%, 1/23/26(b)(d)	605,000	531,493
5.625%, 1/23/46(b)(d)	520,000	397,904
TOTAL OTHER GOVERNMENTS
(Cost $2,735,667) — 1.1%		2,331,315

U.S. GOVERNMENT AND AGENCIES — 39.7%
United States Treasury Bond
2.875%, 8/15/45	7,185,000	6,978,151
3.000%, 11/15/45	9,910,000	9,880,191
United States Treasury Note
1.375%, 9/30/20	26,895,000	26,430,631
1.750%, 9/30/22	15,315,000	15,011,089
2.000%, 8/15/25	6,405,000	6,245,125
2.250%, 11/15/25	16,670,000	16,632,876
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $81,858,340) — 39.7%		81,178,063

SHORT-TERM INVESTMENTS — 6.7%
UMB Money Market Fiduciary, 0.010%	13,594,678	13,594,678

TOTAL SHORT-TERM INVESTMENTS
(Cost $13,594,678) — 6.7%		13,594,678

TOTAL INVESTMENTS
(Cost $204,419,481) — 99.4%		203,133,552

Other assets less liabilities — 0.6%		1,138,818

TOTAL NET ASSETS — 100.0%
(equivalent to $11.40 per share; unlimited shares
of $1.00 par value capital shares authorized;
17,650,764 shares outstanding for Institutional Class;
equivalent to $11.40 per share; unlimited shares
of $1.00 par value capital shares authorized;
265,037 shares outstanding for Class Y)		$204,272,370

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REMICS — Real Estate Mortgage Investment Conduits

(a)	Callable.

(b)	Rule 144A restricted security. Total value of these securities is $13,804,770 which represents 6.8% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Variable rate security (presented at the current rate as of period end).

(d)	Foreign security denominated in U.S. dollars.

32	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

CORE BOND FUND (Continued)

SWAP CONTRACTS

CREDIT DEFAULT SWAPS

			Rating of						Premiums	Unrealized
		Buy/Sell(e)	Reference Entity	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Reference Entity	Protection	(Moody’s/S&P)	Fixed Rate	Rate	Date	Value(f)	Value(g)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North America Investment Grade Index Series 25	Sell	A3/A-	Receive	1.00%	12/20/2020	$8,260,000	$46,357	$21,384	$24,973

TOTAL SWAP CONTRACTS							$8,260,000	$46,357	$21,384	$24,973

(e)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(f)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	33

Scout Core Plus Bond Fund

SCPZX — Institutional Class, SCPYX — Class Y

OBJECTIVE & STRATEGY (Unaudited)

The Scout Core Plus Bond Fund seeks a high level of total return consistent with the preservation of capital by investing in bonds of varying maturities, including mortgage-and asset-backed securities.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA

Lead Portfolio Manager

Thomas M. Fink, CFA

Co-Portfolio Manager

Todd C. Thompson, CFA

Co-Portfolio Manager

Stephen T. Vincent, CFA

Co-Portfolio Manager

Clark W. Holland, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

Institutional Class

as of December 31, 2015

Class Y

as of December 31, 2015

Performance returns for the Scout Core Plus Bond Fund, Barclays U.S. Aggregate Bond Index and Lipper Core Plus Bond Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Barclays U.S. Aggregate Bond Index is an unmanaged, market-value-weighted index of taxable investment-grade fixed rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. The Lipper Core Plus Bond Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest at least 65% in domestic investment-grade debt issues (rated in top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging markets debt. These funds maintain dollar-weighted average maturities of five to ten years.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same interest rate, inflation, issuer, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. High yield securities involve greater risk than investment grade securities and tend to be more sensitive to economic conditions and credit risk. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

Derivatives such as options, futures contracts, currency forwards or swap agreements may involve greater risks than if the Fund invested in the referenced obligation directly. Derivatives are subject to risks such as market risk, liquidity risk, interest rate risk, credit risk, and management risk. Derivative investments could lose more than the principal amount invested. The Fund may use derivatives for hedging purposes or as part of its investment strategy. The use of leverage and derivatives investments could accelerate losses to the Fund. These losses could exceed the amount originally invested.

34	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Core Plus Bond Fund

SCPZX — Institutional Class, SCPYX — Class Y

COMPARATIVE RATES OF RETURN (Unaudited)

as of December 31, 2015

	1 Year	3 Years	5 Years	10 Years
Scout Core Plus Bond Fund – Institutional Class	0.10%	0.68%	3.95%	6.54%
Barclays U.S. Aggregate
Bond Index*	0.55%	1.44%	3.25%	4.51%
Lipper Core Plus Bond
Funds Index*	-0.46%	1.42%	3.73%	4.99%

				Since
	1 Year	3 Years	5 Years	Inception†
Scout Core Plus Bond Fund – Class Y	-0.32%	0.28%	3.59%	4.51%
Barclays U.S. Aggregate
Bond Index*	0.55%	1.44%	3.25%	3.62%
Lipper Core Plus Bond
Funds Index*	-0.46%	1.42%	3.73%	4.55%

†	Inception – November 12, 2009.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The performance of the Scout Core Plus Bond Fund – Institutional Class and Class Y reflects the historical performance of the Frontegra Columbus Core Plus Fund – Institutional Class and Class Y (the “Predecessor Fund”), respectively. Effective after the close of business on April 21, 2011, the Predecessor Fund was reorganized into the Fund. The Predecessor Fund and the Fund have substantially similar principal investment strategies. The Predecessor Fund’s original Institutional Class and Class Y returns reflect the total annual operating fees and expenses, net of any fee and expense waivers, of the Scout Core Plus Bond Fund – Institutional Class and Class Y, respectively. For the fiscal year ended June 30, 2015, the gross expense ratios for the Institutional Class and Class Y were 0.56% and 0.96%, respectively (as disclosed in the most recent Prospectus), compared to the December 31, 2015 gross expense ratios of 0.56% and 0.96%, respectively.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2016, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2015. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

Institutional Class

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/11	$31.67	$2.16	$0.16	$63.57
12/31/12	32.69	2.00	0.07	66.66
12/31/13	31.95	0.50	0.13	66.55
12/31/14	32.21	0.46	0.02	67.29
12/31/15	31.34	0.79	0.11	67.32

Class Y

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/11	$31.67	$2.01	$0.16	$36.51
12/31/12	32.69	1.94	0.07	39.54
12/31/13	31.94	0.38	0.13	39.30
12/31/14	32.20	0.34	0.02	39.92
12/31/15	31.33	0.66	0.11	39.82

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

Barclays U.S.
	Scout Core	Aggregate
	Plus Bond	Bond*

Average Maturity	7.4 years	7.9 years
Average Duration	4.4 years	5.7 years
30-Day SEC Yield — Institutional Class** (Unsubsidized/Subsidized)	2.04%/2.20%	—
30-Day SEC Yield — Class Y** (Unsubsidized/Subsidized)	1.68%/1.84%	—
Number of Holdings	160	9,720
Total Net Assets (in millions, all share classes)	$782.18	—
Institutional Class Inception Date	11/25/1996	—
Class Y Inception Date	11/12/2009	—

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2015	35

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

CORE PLUS BOND FUND

	Principal
	Amount	Value

ASSET-BACKED SECURITIES — 1.8%
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2,
0.642%, 10/25/36(a)(b)	$111,323	$110,643
GMACM Home Equity Loan Trust
Series 2006-HE3, Class A3,
5.805%, 10/25/36(a)(b)	599,874	583,198
Hertz Vehicle Financing II LP
Series 2015-2A, Class A,
2.020%, 9/25/19(a)(c)	4,165,000	4,107,940
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1,
1.120%, 8/25/17(a)(c)	4,475,000	4,465,025
Home Equity Loan Trust
Series 2003-HS1, Class AI6,
3.830%, 2/25/33(a)(b)	121	120
Series 2003-HS3, Class A2A,
0.702%, 8/25/33(a)(b)	90,422	85,597
Series 2006-HSA2, Class AI3,
5.500%, 3/25/36(a)(b)	571,850	369,863
Series 2006-HSA2, Class AI4,
5.810%, 3/25/36(a)	820,000	308,043
Mid-State Trust XI
Series 11, Class A1,
4.864%, 7/15/38(a)	660,709	699,602
MSCC Heloc Trust
Series 2007-1, Class A,
0.522%, 12/25/31(a)(b)	1,875,332	1,815,717
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2,
1.042%, 1/25/36(a)(b)(c)	248,025	241,137
RFMSII Trust
Series 2006-HSA1, Class A4,
5.490%, 2/25/36(a)	1,103,844	945,211
SACO I Trust
Series 2006-9, Class A1,
0.722%, 8/25/36(a)(b)	403,056	537,160
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2,
1.022%, 12/25/35(a)(b)(c)	202,206	199,308
TOTAL ASSET-BACKED SECURITIES
(Cost $13,504,074) — 1.8%		14,468,564

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.889%, 7/10/44(a)(b)	2,419,850	2,432,624
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1,
0.685%, 9/10/45(a)	1,471,187	1,465,869
Commercial Mortgage Pass-Through Certificates
Series 2012-CR3, Class A1,
0.666%, 10/15/45(a)	188,672	188,155
Commercial Mortgage Trust
Series 2007-GG9, Class A4,
5.444%, 3/10/39(a)	730,020	746,285
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1,
0.662%, 11/10/45(a)	746,202	743,898
GS Mortgage Securities Trust
Series 2007-GG10, Class A4,
5.795%, 8/10/45(a)(b)	5,299,527	5,445,164
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A1,
1.260%, 8/15/46(a)	1,688,451	1,676,844
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1,
0.664%, 11/15/45(a)	340,148	339,004
Series 2015-C26, Class A3,
3.211%, 10/15/48(a)	4,075,000	4,047,212
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A1,
0.726%, 8/10/49(a)	1,826,070	1,812,702
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1,
0.687%, 10/15/45(a)	1,463,151	1,455,335
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1,
0.734%, 12/15/45(a)	1,597,466	1,590,308
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $22,635,423) — 2.8%		21,943,400

CORPORATE BONDS — 30.6%
AIG Global Funding
1.650%, 12/15/17(c)	1,520,000	1,512,359
Ally Financial, Inc.
3.125%, 1/15/16	1,100,000	1,093,895
5.500%, 2/15/17	1,015,000	1,045,450
3.600%, 5/21/18	3,825,000	3,825,000
3.250%, 11/5/18	2,440,000	2,394,250
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	1,339,296	1,419,654
American Express Credit Corp.
2.600%, 9/14/20(a)	3,805,000	3,813,790
American International Group, Inc.
6.400%, 12/15/20	1,400,000	1,615,089
Anadarko Petroleum Corp.
6.450%, 9/15/36	3,555,000	3,426,519
4.500%, 7/15/44(a)	1,390,000	1,064,159
Apache Corp.
4.750%, 4/15/43(a)	4,895,000	4,090,703
4.250%, 1/15/44(a)	1,390,000	1,088,162
ArcelorMittal
6.125%, 6/1/18(d)	1,990,000	1,820,850
AT&T, Inc.
1.700%, 6/1/17	2,085,000	2,090,750
Bank of America N.A.
1.650%, 3/26/18	1,775,000	1,761,648
1.750%, 6/5/18	4,870,000	4,838,691
2.050%, 12/7/18	1,490,000	1,485,709
Barclays PLC
2.000%, 3/16/18(d)	2,895,000	2,877,723
2.750%, 11/8/19(d)	2,170,000	2,162,073
BP Capital Markets PLC
3.506%, 3/17/25(d)	1,165,000	1,128,185

36	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

CORE PLUS BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)
Branch Banking & Trust Co.
1.350%, 10/1/17(a)	$2,205,000	$2,200,998
Burlington Northern and Santa Fe Railway Co.
2001-2 Pass-Through Trust
6.462%, 1/15/21	896,022	983,384
Burlington Northern and Santa Fe Railway Co.
2005-4 Pass-Through Trust
4.967%, 4/1/23	563,993	604,685
Burlington Northern Santa Fe, LLC
3.400%, 9/1/24(a)	3,280,000	3,283,077
Capital One N.A.
1.650%, 2/5/18(a)	2,770,000	2,742,594
2.350%, 8/17/18(a)	2,870,000	2,875,393
Chesapeake Energy Corp.
3.571%, 4/15/19(a)(b)	3,040,000	851,200
5.375%, 6/15/21(a)	1,225,000	330,750
4.875%, 4/15/22(a)	2,125,000	589,815
Citigroup, Inc.
1.350%, 3/10/17	2,315,000	2,306,432
1.850%, 11/24/17	4,970,000	4,962,664
1.800%, 2/5/18	5,075,000	5,055,573
2.150%, 7/30/18	2,440,000	2,438,192
ConocoPhillips Co.
4.300%, 11/15/44(a)	1,390,000	1,155,122
Credit Suisse A.G.
1.375%, 5/26/17(d)	3,490,000	3,473,513
1.750%, 1/29/18(d)	3,605,000	3,594,874
Daimler Finance North America, LLC
2.000%, 8/3/18(c)	4,350,000	4,320,990
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	1,211,636	1,395,562
Deutsche Bank A.G.
1.875%, 2/13/18(d)	2,795,000	2,771,234
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(c)(d)	3,325,000	3,345,705
Devon Energy Corp.
5.850%, 12/15/25(a)	3,265,000	3,175,356
5.600%, 7/15/41(a)	3,040,000	2,297,717
5.000%, 6/15/45(a)	4,055,000	3,073,297
Ensco PLC
4.700%, 3/15/21(d)	4,490,000	3,615,254
5.750%, 10/1/44(a)(d)	2,310,000	1,522,731
Ford Motor Credit Co., LLC
4.250%, 2/3/17	2,500,000	2,554,273
2.145%, 1/9/18	8,785,000	8,752,504
5.000%, 5/15/18	6,170,000	6,480,937
2.240%, 6/15/18	4,225,000	4,186,586
2.551%, 10/5/18	2,800,000	2,780,117
3.200%, 1/15/21	3,265,000	3,242,919
4.375%, 8/6/23	2,625,000	2,697,405
Freeport-McMoRan, Inc.
3.550%, 3/1/22(a)	845,000	490,100
3.875%, 3/15/23(a)	1,980,000	1,128,600
Goldman Sachs Group, Inc.
1.522%, 4/30/18(b)	7,970,000	8,006,200
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	2,425,000	2,529,251
HSBC USA, Inc.
2.000%, 8/7/18	2,845,000	2,844,292
ING Bank N.V.
3.750%, 3/7/17(c)(d)	6,700,000	6,864,110
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	5,945,000	5,971,491
3.250%, 9/23/22	1,780,000	1,790,274
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	2,470,000	2,458,665
Marathon Oil Corp.
3.850%, 6/1/25(a)	6,495,000	5,227,488
5.200%, 6/1/45(a)	5,555,000	3,953,843
McDonald’s Corp.
2.100%, 12/7/18	2,090,000	2,091,344
New York Life Global Funding
1.450%, 12/15/17(c)	3,775,000	3,766,767
Noble Holding International Ltd.
3.950%, 3/15/22(d)	1,005,000	664,676
5.950%, 4/1/25(a)(d)	965,000	665,700
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	1,684,147	1,876,645
PNC Bank N.A.
1.850%, 7/20/18(a)	4,045,000	4,037,092
Reliance Standard Life Global Funding II
2.500%, 1/15/20(c)	2,050,000	2,030,660
Shell International Finance B.V.
3.250%, 5/11/25(d)	4,210,000	4,108,855
Teck Resources Ltd.
4.750%, 1/15/22(a)(d)	1,590,000	771,150
3.750%, 2/1/23(a)(d)	7,045,000	3,258,312
Toyota Motor Credit Corp.
1.450%, 1/12/18	1,380,000	1,377,375
Transocean, Inc.
4.300%, 10/15/22(a)(d)	5,385,000	2,854,050
6.800%, 3/15/38(d)	1,215,000	654,581
U.S. Airways 2011-1 Class A Pass-Through Trust
7.125%, 4/22/25	1,037,298	1,192,892
U.S. Airways 2012-1 Class A Pass-Through Trust
5.900%, 4/1/26	2,325,363	2,569,526
UBS A.G.
1.375%, 6/1/17(d)	2,550,000	2,537,849
5.875%, 12/20/17(d)	949,000	1,025,013
1.800%, 3/26/18(d)	5,620,000	5,610,592
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698%, 1/2/24	385,563	412,070
UnitedHealth Group, Inc.
1.450%, 7/17/17	2,035,000	2,035,059
1.900%, 7/16/18	2,475,000	2,482,445
Vale Overseas Ltd.
6.875%, 11/21/36(d)	930,000	650,107
Valero Energy Corp.
4.900%, 3/15/45	355,000	296,026
Verizon Communications, Inc.
1.350%, 6/9/17	4,615,000	4,601,676
Weatherford International Ltd.
4.500%, 4/15/22(a)(d)	1,575,000	1,134,000
Wells Fargo & Co.
1.400%, 9/8/17	3,590,000	3,585,900
2.600%, 7/22/20	3,905,000	3,894,995
TOTAL CORPORATE BONDS
(Cost $249,770,042) — 30.6%		239,665,183

(Continued on next page)

DECEMBER 31, 2015	37

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

CORE PLUS BOND FUND (Continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES — 10.1%
Fannie Mae Pool
3.330%, 7/1/20	$1,379,773	$1,437,919
3.330%, 10/1/20	3,153,380	3,294,689
3.230%, 11/1/20	3,357,655	3,492,781
2.160%, 1/1/23	7,022,702	6,890,240
4.000%, 4/1/24	988,898	1,046,617
2.500%, 3/1/26	873,379	887,465
2.100%, 12/1/27	2,342,429	2,295,915
5.970%, 1/1/40	694,263	820,519
5.970%, 1/1/40	535,841	643,802
5.100%, 12/1/40	472,398	555,148
Fannie Mae-Aces
Series 2014-M9, Class ASQ2,
1.462%, 4/25/17	11,861,271	11,877,165
Series 2015-M1, Class ASQ1,
0.782%, 2/25/18	4,168,388	4,154,103
Series 2015-M7, Class ASQ1,
0.882%, 4/25/18	3,199,571	3,190,868
Series 2015-M7, Class ASQ2,
1.550%, 4/25/18	1,905,000	1,903,148
Series 2013-M14, Class A,
1.700%, 8/25/18	4,077,121	4,064,119
Series 2015-M15, Class ASQ1,
0.849%, 1/25/19	9,240,919	9,214,814
Series 2014-M5, Class ASQ1,
0.986%, 3/25/19	1,203,134	1,201,812
Series 2014-M1, Class A1,
2.325%, 7/25/23(b)	2,606,603	2,651,711
Series 2014-M13, Class AB2,
2.951%, 8/25/24(b)	2,225,000	2,273,265
Series 2015-M11, Class A1,
2.097%, 4/25/25	3,348,412	3,334,295
Freddie Mac REMICS
Series 3609, Class LA,
4.000%, 12/15/24(a)	944,638	974,403
Series 4233, Class MD,
1.750%, 3/15/25(a)	1,885,061	1,892,445
Series 3873, Class DG,
3.000%, 7/15/27(a)	85,188	85,560
Ginnie Mae I Pool
2.140%, 8/15/23	2,357,661	2,360,120
2.730%, 6/15/32	8,636,968	8,791,509
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $78,036,266) — 10.1%		79,334,432

OTHER GOVERNMENTS — 2.1%
Petrobras Global Finance B.V.
2.461%, 1/15/19(b)(d)	1,610,000	1,223,600
6.250%, 3/17/24(d)	7,150,000	5,130,125
Petroleos de Venezuela S.A.
6.000%, 11/15/26(d)	10,360,000	3,807,300
5.375%, 4/12/27(d)	1,260,000	456,750
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,270,000	1,260,183
4.500%, 1/23/26(c)(d)	1,775,000	1,559,337
5.625%, 1/23/46(c)(d)	3,600,000	2,754,720
TOTAL OTHER GOVERNMENTS
(Cost $17,727,327) — 2.1%		16,192,015

U.S. GOVERNMENT AND AGENCIES — 45.7%
United States Treasury Bond
2.875%, 8/15/45	27,225,000	26,441,219
3.000%, 11/15/45	33,935,000	33,832,924
United States Treasury Note
0.250%, 4/15/16	5,900,000	5,898,850
1.375%, 9/30/20	130,530,000	128,276,269
1.750%, 9/30/22	60,575,000	59,372,950
2.000%, 8/15/25	29,010,000	28,285,881
2.250%, 11/15/25	75,185,000	75,017,563
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $360,346,849) — 45.7%		357,125,656

SHORT-TERM INVESTMENTS — 5.8%
UMB Money Market Fiduciary, 0.010%	45,177,718	45,177,718

TOTAL SHORT-TERM INVESTMENTS
(Cost $45,177,718) — 5.8%		45,177,718

TOTAL INVESTMENTS
(Cost $787,197,699) — 98.9%		773,906,968

Other assets less liabilities — 1.1%		8,269,040

TOTAL NET ASSETS — 100%
(equivalent to $31.34 per share; unlimited shares
of $1.00 par value capital shares authorized;
23,401,437 shares outstanding for Institutional Class;
equivalent to $31.33 per share; unlimited shares of
$1.00 par value capital shares authorized;
1,556,345 shares outstanding for Class Y)		$782,176,008

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REMICS — Real Estate Mortgage Investment Conduits

(a)	Callable.

(b)	Variable rate security (presented at the current rate as of period end).

(c)	Rule 144A restricted security. Total value of these securities is $35,168,058 which represents 4.5% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(d)	Foreign security denominated in U.S. dollars.

38	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

CORE PLUS BOND FUND (Continued)

FORWARD CONTRACTS

							Unrealized
						Value at	Appreciation
Counterparty	Currency Purchased		Currency Sold		Settlement Date	December 31, 2015	(Depreciation)
JP Morgan	CAD	17,850,000	USD	13,835,717	1/8/2016	$12,900,419	$(935,298)
JP Morgan	MXN	414,965,000	USD	23,984,431	6/10/2016	23,802,258	(182,173)
TOTAL FORWARD CONTRACTS						$36,702,677	$(1,117,471)

FUTURES CONTRACTS

		Number of			Unrealized
		Contracts	Value at	Value at	Appreciation
Description	Expiration Date	Long (Short)	Trade Date	December 31, 2015	(Depreciation)
Euro-Bund Futures	March 2016	(685)	$(108,336,614)	$(108,161,202)	$175,412
TOTAL FUTURES CONTRACTS			$(108,336,614)	$(108,161,202)	$175,412

SWAP CONTRACTS

CREDIT DEFAULT SWAPS

			Rating of						Premiums	Unrealized
		Buy/Sell(e)	Reference Entity	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Reference Entity	Protection	(Moody’s/S&P)	Fixed Rate	Rate	Date	Value(f)	Value(g)	(Received)	(Depreciation)
Intercontinental	CDX North America High Yield	Sell	B1/B+	Receive	5.00%	12/20/2020	$14,860,000	$170,736	$(63,214)	$233,950
Exchange	Index Series 25
Intercontinental	CDX North America Investment	Sell	A3/A-	Receive	1.00%	12/20/2020	31,590,000	177,292	81,783	95,509
Exchange	Grade Index Series 25
TOTAL SWAP CONTRACTS							$46,450,000	$348,028	$18,569	$329,459

(e)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(f)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CAD — Canadian Dollar

MXN — Mexican Peso

USD — United States Dollar

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	39

Scout Unconstrained Bond Fund
SUBFX — Institutional Class, SUBYX — Class Y

OBJECTIVE & STRATEGY (Unaudited)

The Scout Unconstrained Bond Fund seeks to maximize total return consistent with the preservation of capital by investing in fixed income instruments.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA

Lead Portfolio Manager

Thomas M. Fink, CFA

Co-Portfolio Manager

Todd C. Thompson, CFA

Co-Portfolio Manager

Stephen T. Vincent, CFA

Co-Portfolio Manager

Clark W. Holland, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
Institutional Class
as of December 31, 2015

Class Y

as of December 31, 2015

Performance returns for the Scout Unconstrained Bond Fund, BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index and Lipper Alternative Credit Focus Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. Published by the British Bankers’ Association, LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market. The Lipper Alternative Credit Focus Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest in a wide-range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The Fund employs an unconstrained investment approach which creates considerable exposure to certain types of securities that present significant volatility in the Fund’s performance, particularly over short periods of time. The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same interest rate, inflation, issuer, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. High yield securities involve greater risk than investment grade securities and tend to be more sensitive to economic conditions and credit risk.

Derivatives such as options, futures contracts, currency forwards or swap agreements may involve greater risks than if the Fund invested in the referenced obligation directly. Derivatives are subject to risks such as market risk, liquidity risk, interest rate risk, credit risk and management risk. Derivative investments could lose more than the principal amount invested. The Fund may use derivatives for hedging purposes or as part of its investment strategy. The use of leverage, derivatives, and short sales could accelerate losses to the Fund. These losses could exceed the amount originally invested.

40	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Unconstrained Bond Fund
SUBFX — Institutional Class, SUBYX — Class Y

COMPARATIVE RATES OF RETURN (Unaudited)

as of December 31, 2015			Since
	1 Year	3 Years	Inception†
Scout Unconstrained Bond Fund – Institutional Class	-0.11%	-0.21%	5.97%
BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index*	0.23%	0.25%	0.31%
Lipper Alternative Credit Focus Funds Index*	-2.54%	-0.21%	2.27%^
			Since
	1 Year	3 Years	Inception‡
Scout Unconstrained Bond Fund – Class Y	-0.41%	-0.48%	-0.48%
BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index*	0.23%	0.25%	0.25%
Lipper Alternative Credit Focus Funds Index*	-2.54%	-0.21%	-0.21%

†	Inception – September 29, 2011.

‡	Inception – December 31, 2012.

ˆ	The “Since Inception” performance return for the Lipper Alternative Credit Focus Funds Index shown in the table above for Institutional Class shares is for the period from September 30, 2011 to December 31, 2015.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2015, the gross expense ratios for the Institutional Class and Class Y were 0.81% and 1.11%, respectively (as disclosed in the most recent Prospectus), compared to the December 31, 2015 gross expense ratios of 0.82% and 1.12%, respectively.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2016, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2015. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)
Institutional Class

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/11	$10.05	$0.23	$0.18	$10.46
12/31/12	11.62	0.69	0.03	12.75
12/31/13	11.84	0.18	0.02	13.17
12/31/14	11.24	0.12	—	12.69
12/31/15	11.17	0.06	—	12.68

Class Y
		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$11.62	$—	$—	$11.62
12/31/13	11.83	0.17	0.02	12.02
12/31/14	11.23	0.09	—	11.51
12/31/15	11.17	0.01	—	11.46

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

Scout
Unconstrained
Bond
Average Maturity	6.3 years
Average Duration	3.0 years
30-Day SEC Yield — Institutional Class**
(Unsubsidized/Subsidized)	2.28%/2.54%
30-Day SEC Yield — Class Y**
(Unsubsidized/Subsidized)	1.98%/2.24%
Number of Holdings	126
Total Net Assets (in millions, all share classes)	$1,351.24
Institutional Class Inception Date	9/29/2011
Class Y Inception Date	12/31/2012

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2015	41

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

UNCONSTRAINED BOND FUND

	Principal
	Amount	Value

ASSET-BACKED SECURITIES — 6.3%
Bank of The West Auto Trust
Series 2014-1, Class A3,
1.090%, 3/15/19(a)(b)	$15,790,000	$15,739,661
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2,
0.642%, 10/25/36(a)(c)	931,806	926,116
Series 2006-S10, Class A3,
0.742%, 10/25/36(a)(c)	2,663,136	2,098,946
Series 2007-S3, Class A2,
0.672%, 5/25/37(a)(c)	3,253,920	3,118,059
GMACM Home Equity Loan Trust
Series 2006-HE3, Class A3,
5.805%, 10/25/36(a)(c)	225,927	219,646
GSAA Trust
Series 2006-S1, Class 1A1,
0.742%, 1/25/37(a)(c)	1,335,854	469,994
Hertz Vehicle Financing II LP
Series 2015-2A, Class A,
2.020%, 9/25/19(a)(b)	8,555,000	8,437,797
Hertz Vehicle Financing, LLC
Series 2013-1A, Class A1,
1.120%, 8/25/17(a)(b)	13,495,000	13,464,920
Home Equity Loan Trust
Series 2003-HS1, Class AI6,
3.830%, 2/25/33(a)(c)	564	562
Series 2003-HS3, Class A2A,
0.702%, 8/25/33(a)(c)	5,758	5,451
Series 2005-HS1, Class AI3,
4.830%, 9/25/35(a)(c)	5,492,468	5,502,579
Series 2006-HSA2, Class AI3,
5.500%, 3/25/36(a)(c)	5,780,121	3,738,490
Honda Auto Receivables Owner Trust
Series 2014-3, Class A3,
0.880%, 6/15/18(a)	17,590,000	17,546,306
MSCC Heloc Trust
Series 2007-1, Class A,
0.522%, 12/25/31(a)(c)	13,746,433	13,309,448
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2,
1.042%, 1/25/36(a)(b)(c)	610,253	593,305
RFMSII Trust
Series 2006-HSA1, Class A3,
5.230%, 2/25/36(a)(c)	328,776	323,910
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2,
1.022%, 12/25/35(a)(b)(c)	352,076	347,030

TOTAL ASSET-BACKED SECURITIES
(Cost $84,952,062) — 6.3%		85,842,220

CORPORATE BONDS — 41.5%
AIG Global Funding
1.650%, 12/15/17(b)	7,950,000	7,910,035
Ally Financial, Inc.
3.125%, 1/15/16	47,295,000	47,296,518
5.500%, 2/15/17	11,980,000	12,339,400
3.600%, 5/21/18	10,025,000	10,025,000
3.250%, 11/5/18	9,325,000	9,150,156
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	1,845,782	1,956,529
American Express Credit Corp.
2.600%, 9/14/20(a)	8,435,000	8,454,485
American Honda Finance Corp.
1.200%, 7/14/17	8,125,000	8,089,144
Anadarko Petroleum Corp.
6.450%, 9/15/36	7,305,000	7,040,990
4.500%, 7/15/44(a)	3,325,000	2,545,560
Apache Corp.
4.750%, 4/15/43(a)	10,470,000	8,749,674
4.250%, 1/15/44(a)	3,325,000	2,602,976
ArcelorMittal
6.125%, 6/1/18(d)	11,400,000	10,431,000
Bank of America Corp.
2.600%, 1/15/19	6,625,000	6,646,591
Bank of America N.A.
1.650%, 3/26/18	5,750,000	5,706,749
1.750%, 6/5/18	8,515,000	8,460,257
2.050%, 12/7/18	2,635,000	2,627,411
Barclays PLC
2.000%, 3/16/18(d)	8,650,000	8,598,377
2.750%, 11/8/19(d)	6,525,000	6,501,164
BP Capital Markets PLC
3.506%, 3/17/25(d)	2,047,000	1,982,313
Branch Banking & Trust Co.
1.350%, 10/1/17(a)	8,125,000	8,110,253
Capital One N.A.
1.650%, 2/5/18(a)	6,925,000	6,856,484
2.350%, 8/17/18(a)	6,650,000	6,662,495
Chesapeake Energy Corp.
3.571%, 4/15/19(a)(c)	6,030,000	1,688,400
5.375%, 6/15/21(a)	16,480,000	4,449,600
4.875%, 4/15/22(a)	5,360,000	1,487,722
Citigroup, Inc.
1.550%, 8/14/17	15,040,000	14,982,412
1.850%, 11/24/17	8,475,000	8,462,491
1.800%, 2/5/18	11,050,000	11,007,701
CNH Industrial Capital, LLC
3.875%, 7/16/18	2,740,000	2,650,950
ConocoPhillips Co.
4.300%, 11/15/44(a)	3,325,000	2,763,152

42	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

UNCONSTRAINED BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)
Continental Airlines 2007-1 Class A Pass-Through Trust
5.983%, 10/19/23	$1,991,763	$2,199,504
Credit Suisse A.G.
1.375%, 5/26/17(d)	4,920,000	4,896,758
1.750%, 1/29/18(d)	4,195,000	4,183,216
1.700%, 4/27/18(d)	11,300,000	11,218,866
Daimler Finance North America, LLC
2.000%, 8/3/18(b)	10,670,000	10,598,842
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	4,077,141	4,696,051
Deutsche Bank A.G.
1.875%, 2/13/18(d)	5,325,000	5,279,722
Devon Energy Corp.
5.850%, 12/15/25(a)	11,995,000	11,665,665
5.600%, 7/15/41(a)	5,850,000	4,421,594
5.000%, 6/15/45(a)	8,845,000	6,703,652
Ensco PLC
4.700%, 3/15/21(d)	9,090,000	7,319,077
5.750%, 10/1/44(a)(d)	8,000,000	5,273,528
Ford Motor Credit Co., LLC
2.240%, 6/15/18	6,555,000	6,495,402
2.875%, 10/1/18	15,510,000	15,532,133
2.551%, 10/5/18	5,690,000	5,649,595
3.200%, 1/15/21	7,000,000	6,952,659
Freeport-McMoRan, Inc.
3.550%, 3/1/22(a)	1,265,000	733,700
3.875%, 3/15/23(a)	8,220,000	4,685,400
Goldman Sachs Group, Inc.
1.522%, 4/30/18(c)	1,400,000	1,406,359
2.750%, 9/15/20(a)	2,750,000	2,748,193
HSBC USA, Inc.
2.000%, 8/7/18	7,780,000	7,778,063
IPALCO Enterprises, Inc.
5.000%, 5/1/18(a)	12,850,000	13,460,375
Johnson Controls, Inc.
1.400%, 11/2/17	2,900,000	2,869,860
JPMorgan Chase & Co.
2.750%, 6/23/20(a)	5,485,000	5,509,441
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	10,920,000	10,869,888
Marathon Oil Corp.
3.850%, 6/1/25(a)	11,955,000	9,621,958
5.200%, 6/1/45(a)	12,055,000	8,580,303
New York Life Global Funding
1.450%, 12/15/17(b)	6,070,000	6,056,761
Noble Holding International Ltd.
3.950%, 3/15/22(d)	2,085,000	1,378,954
5.950%, 4/1/25(a)(d)	1,910,000	1,317,604
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	2,432,657	2,710,709
PNC Bank N.A.
1.850%, 7/20/18(a)	8,090,000	8,074,184
Reliance Standard Life Global Funding II
2.500%, 1/15/20(b)	4,550,000	4,507,075
Rio Oil Finance Trust Series 2014-1
9.250%, 7/6/24	4,105,000	3,037,700
Teck Resources Ltd.
4.750%, 1/15/22(a)(d)	3,830,000	1,857,550
3.750%, 2/1/23(a)(d)	22,585,000	10,445,563
Toyota Motor Credit Corp.
1.450%, 1/12/18	6,075,000	6,063,445
Transocean, Inc.
4.300%, 10/15/22(a)(d)	9,525,000	5,048,250
6.800%, 3/15/38(d)	10,275,000	5,535,656
U.S. Airways 2010-1 Class A Pass-Through Trust
6.250%, 10/22/24	5,789,397	6,484,125
U.S. Airways 2011-1 Class A Pass-Through Trust
7.125%, 4/22/25	980,718	1,127,826
U.S. Airways 2012-1 Class A Pass-Through Trust
5.900%, 4/1/26	6,340,767	7,006,548
UBS A.G.
1.375%, 6/1/17(d)	6,480,000	6,449,123
1.800%, 3/26/18(d)	10,900,000	10,881,754
UnitedHealth Group, Inc.
1.450%, 7/17/17	5,045,000	5,045,146
1.900%, 7/16/18	6,500,000	6,519,552
Vale Overseas Ltd.
6.875%, 11/21/36(d)	9,130,000	6,382,235
Verizon Communications, Inc.
1.350%, 6/9/17	12,575,000	12,538,696
Weatherford International Ltd.
4.500%, 4/15/22(a)(d)	2,875,000	2,070,000
Wells Fargo & Co.
1.400%, 9/8/17	8,225,000	8,215,607
0.946%, 4/23/18(c)	5,275,000	5,271,788
TOTAL CORPORATE BONDS
(Cost $595,432,838) — 41.5%		561,611,644

(Continued on next page)

DECEMBER 31, 2015	43

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

UNCONSTRAINED BOND FUND (Continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES — 3.3%
Fannie Mae Pool
2.500%, 5/1/23	$7,392,390	$7,529,046
Fannie Mae-Aces
Series 2014-M6, Class FA,
0.484%, 12/25/17(c)	5,294,033	5,286,156
Series 2015-M15, Class ASQ1,
0.849%, 1/25/19	16,897,820	16,850,084
Series 2015-M13, Class ASQ1,
0.856%, 9/25/19	2,674,428	2,654,892
Series 2012-M9, Class AB1,
1.372%, 4/25/22	1,855,994	1,851,649
Series 2014-M1, Class A1,
2.325%, 7/25/23(c)	9,849,513	10,019,958
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $44,081,885) — 3.3%		44,191,785

OTHER GOVERNMENTS — 4.2%
Ecopetrol S.A.
5.375%, 6/26/26(a)(d)	3,810,000	3,248,025
Petrobras Global Finance B.V.
2.461%, 1/15/19(c)(d)	3,310,000	2,515,600
6.250%, 3/17/24(d)	23,005,000	16,506,087
Petroleos de Venezuela S.A.
6.000%, 11/15/26(d)	41,310,000	15,181,425
5.375%, 4/12/27(d)	5,200,000	1,885,000
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,655,000	1,642,207
3.125%, 1/23/19(d)	4,385,000	4,242,005
4.500%, 1/23/26(b)(d)	5,420,000	4,761,470
5.625%, 1/23/46(b)(d)	8,315,000	6,362,638
TOTAL OTHER GOVERNMENTS
(Cost $61,128,910) — 4.2%		56,344,457

U.S. GOVERNMENT AND AGENCIES — 42.5%
United States Treasury Bond
3.000%, 11/15/45	34,150,000	34,047,277
United States Treasury Note
0.875%, 11/30/17	69,060,000	68,860,347
1.250%, 11/30/18	69,060,000	68,943,979
1.500%, 2/28/19	24,595,000	24,672,819
1.625%, 11/30/20	69,060,000	68,649,922
2.000%, 11/30/22	63,455,000	63,107,965
2.250%, 11/15/25	246,320,000	245,771,445
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $575,633,570) — 42.5%		574,053,754

SHORT-TERM INVESTMENTS — 0.5%
UMB Money Market Fiduciary, 0.010%	6,745,804	6,745,804

TOTAL SHORT-TERM INVESTMENTS
(Cost $6,745,804) — 0.5%		6,745,804

TOTAL INVESTMENTS
(Cost $1,367,975,069) — 98.3%		1,328,789,664

Other assets less liabilities — 1.7%		22,446,771

TOTAL NET ASSETS — 100.0%
(equivalent to $11.17 per share; unlimited shares
of $1.00 par value capital shares authorized;
109,537,499 shares outstanding for Institutional Class;
equivalent to $11.17 per share; unlimited shares of
$1.00 par value capital shares authorized;
11,467,098 shares outstanding for Class Y)		$1,351,236,435

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

(a)	Callable.

(b)	Rule 144A restricted security. Total value of these securities is $78,779,534 which represents 5.8% of total net assets of the Fund. Rule 144A restricted securities may be treated as liquid securities as long as the Advisor determines that an adequate trading market exists.

(c)	Variable rate security (presented at the current rate as of period end).

(d)	Foreign security denominated in U.S. dollars.

44	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS

December 31, 2015 (Unaudited)

UNCONSTRAINED BOND FUND (Continued)

FORWARD CONTRACTS

							Unrealized
						Value at	Appreciation
Counterparty	Currency Purchased		Currency Sold		Settlement Date	December 31, 2015	(Depreciation)
JP Morgan	CAD	55,200,000	USD	42,893,167	1/8/2016	$39,893,732	$(2,999,435)
JP Morgan	MXN	1,184,530,000	USD	68,420,961	6/10/2016	67,944,258	(476,703)
TOTAL FORWARD CONTRACTS						$107,837,990	$(3,476,138)

FUTURES CONTRACTS

		Number of			Unrealized
		Contracts	Value at	Value at	Appreciation
Description	Expiration Date	Long (Short)	Trade Date	December 31, 2015	(Depreciation)
Euro-Bund Futures	March 2016	(1,625)	$(256,974,752)	$(256,589,236)	$385,516
TOTAL FUTURES CONTRACTS			$(256,974,752)	$(256,589,236)	$385,516

SWAP CONTRACTS

CREDIT DEFAULT SWAPS

			Rating of						Premiums	Unrealized
		Buy/Sell(e)	Reference Entity	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Reference Entity	Protection	(Moody’s/S&P)	Fixed Rate	Rate	Date	Value(f)	Value(g)	(Received)	(Depreciation)
Intercontinental	CDX North America High Yield	Sell	B1/B+	Receive	5.00%	12/20/2020	$26,140,000	$300,338	$(111,200)	$411,538
Exchange	Index Series 25
Intercontinental	CDX North America Investment	Sell	A3/A-	Receive	1.00%	12/20/2020	55,610,000	312,100	143,969	168,131
Exchange	Grade Index Series 25
TOTAL SWAP CONTRACTS							$81,750,000	$612,438	$32,769	$579,669

(e)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(f)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

CAD — Canadian Dollar

MXN — Mexican Peso

USD — United States Dollar

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	45

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015 (Unaudited)
(in thousands except per share data)

		Emerging
	International	Markets
	Fund	Fund
ASSETS:
Investments, at cost	$1,824,984	$17,220
Investments, at value	$2,285,516	$15,989
Cash	314	584
Cash at broker segregated as collateral for open swap contracts	—	—
Receivables:
Investments sold	—	235
Fund shares sold	1,300	224
Premiums paid on open swap contracts	—	—
Dividends	10,211	6
Interest	1	—
Due from Advisor(a)	—	9
Prepaid and other assets	70	15
Total assets	2,297,412	17,062
LIABILITIES:
Payables:
Variation margin on open swap contracts	—	—
Investments purchased	—	—
Fund shares redeemed	20,331	1,061
Accrued investment advisory fees	1,633	—
Accrued transfer agent and related service fees and expenses	744	6
Accrued custody fees	306	10
Accrued administration and fund accounting fees	140	6
Accrued administrative fees	113	1
Accrued auditing fees	19	20
Non-U.S. Taxes	—	28
Other accrued expenses	349	4
Total liabilities	23,635	1,136
NET ASSETS	$2,273,777	$15,926
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$1,279,203	$18,813
Accumulated:
Net investment income (loss)	779	(2)
Net realized gain (loss) on investments, foreign currency transactions and swap contracts	533,802	(1,639)
Net unrealized appreciation (depreciation) on:
Investments	460,532	(1,246)
Foreign currency translations	(539)	—
Swap contracts	—	—
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$2,273,777	$15,926
Capital Shares, $1.00 par value:
Authorized	Unlimited	Unlimited
SHARES ISSUED AND OUTSTANDING	98,070	1,730
NET ASSET VALUE PER SHARE	$23.19	$9.21

(a)	Represents amounts due to the Fund from the Advisor, due to Total Annual Fund Operating Expenses exceeding the contractual expense cap in place for each respective Fund. (Note 2.(a))

See accompanying Notes to Financial Statements.

46	SCOUT FUNDS SEMI-ANNUAL REPORT

	Equity			Low Duration
Global Equity	Opportunity	Mid Cap	Small Cap	Bond
Fund	Fund	Fund	Fund	Fund

$8,876	$14,371	$1,282,660	$154,484	$53,235
$10,332	$14,829	$1,350,824	$205,879	$52,780
236	697	695	473	—
—	—	—	—	24

—	351	—	211	—
—	—	849	145	—
—	—	—	—	3
16	6	1,092	52	—
—	—	—	—	206
9	5	—	—	9
11	10	40	19	14
10,604	15,898	1,353,500	206,779	53,036

—	—	—	—	3
—	806	—	—	96
—	198	9,873	58	2
—	—	907	134	—
6	7	575	48	10
1	2	34	3	3
7	6	64	18	7
—	1	59	9	2
12	14	12	12	12
—	—	—	—	—
3	6	105	13	2
29	1,040	11,629	295	137
$10,575	$14,858	$1,341,871	$206,484	$52,899

$9,173	$14,612	$1,223,309	$151,202	$53,424

1	(9)	435	(592)	(47)
(55)	(203)	49,963	4,479	(26)

1,456	458	68,164	51,395	(455)
—	—	—	—	—
—	—	—	—	3
$10,575	$14,858	$1,341,871	$206,484	$52,899

Unlimited	Unlimited	Unlimited	Unlimited	Unlimited
846	1,312	93,319	9,559	5,302
$12.50	$11.32	$14.38	$21.60	$9.98

(Continued on next page)

DECEMBER 31, 2015	47

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015 (Unaudited)
(in thousands except per share data)

		Core	Unconstrained
	Core Bond	Plus Bond	Bond
	Fund	Fund	Fund
ASSETS:
Investments, at cost	$204,419	$787,198	$1,367,975
Investments, at value	$203,133	$773,907	$1,328,790
Cash	—	4	—
Cash at brokers deposited as margin for open futures contracts and/or segregated as collateral for open swap contracts	183	3,563	7,607
Cash at custodian segregated as collateral for open forward contracts	—	2,120	5,870
Receivables:
Investments sold	—	—	8,633
Fund shares sold	183	589	1,640
Premiums paid on open swap contracts	21	19	33
Closed forward contracts	—	147	194
Variation margin on open futures contracts	—	—	1
Interest	1,014	4,236	8,011
Prepaid and other assets	24	28	63
Total assets	204,558	784,613	1,360,842
LIABILITIES:
Payables:
Variation margin on open swap contracts	22	34	59
Investments purchased	—	49	1,620
Fund shares redeemed	163	647	3,534
Unrealized depreciation on open forward contracts	—	1,117	3,476
Dividends	—	209	31
Accrued investment advisory fees	30	159	388
Accrued transfer agent and related service fees and expenses	13	17	177
Accrued custody fees	3	6	19
Accrued administration and fund accounting fees	10	35	58
Accrued administrative fees	9	33	58
Accrued auditing fees	12	12	12
Accrued distribution fees	7	25	48
Accrued shareholder servicing fees	1	26	—
Other accrued expenses	16	68	126
Total liabilities	286	2,437	9,606
NET ASSETS	$204,272	$782,176	$1,351,236
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$206,486	$798,388	$1,462,893
Accumulated:
Net investment income (loss)	(24)	(118)	868
Net realized gain (loss) on investments, foreign currency transactions, forward contracts, futures contracts and swap contracts	(929)	(2,192)	(70,831)
Net unrealized appreciation (depreciation) on:
Investments	(1,286)	(13,291)	(39,185)
Forward contracts	—	(1,117)	(3,476)
Futures contracts	—	176	385
Foreign currency translations	—	1	2
Swap contracts	25	329	580
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$204,272	$782,176	$1,351,236
Capital Shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited
Shares issued and outstanding:
Institutional Class	17,651	23,402	109,538
Class Y	265	1,556	11,467
TOTAL SHARES ISSUED AND OUTSTANDING	17,916	24,958	121,005
NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS	$11.40	$31.34	$11.17
NET ASSET VALUE PER SHARE — CLASS Y	$11.40	$31.33	$11.17

See accompanying Notes to Financial Statements.

48	SCOUT FUNDS SEMI-ANNUAL REPORT

This page left blank intentionally.

DECEMBER 31, 2015	49

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2015 (Unaudited)

(in thousands)

		Emerging
	International	Markets
	Fund	Fund

INVESTMENT INCOME:
Dividend income	$27,357 (a)	$117	(a)
Interest income	3	—
Miscellaneous income	3,918	—
Total investment income	31,278	117
EXPENSES:
Investment advisory fees	12,370	75
Administration and fund accounting fees	1,017	39
Transfer agent and related service fees and expenses	2,685	28
Custody fees	652	26
Auditing fees	17	19
Federal and state registration fees	41	9
Reports to shareholders	191	3
Administrative fees	848	4
Insurance fees	28	—
Directors’ fees	80	—
Distribution fees	—	—
Shareholder servicing fees	—	—
Pricing expenses	13	9
Other expenses	171	8
Total expenses before waiver	18,113	220
Waiver of fees and/or other expenses assumed by Advisor	—	(122)
Net expenses	18,113	98
Net investment income (loss)	13,165	19
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY, FORWARD CONTRACTS, FUTURES CONTRACTS AND SWAP CONTRACTS:
Net realized gain (loss) on:
Investments	455,693	(1,425)
Foreign currency transactions	(280)	(6)
Forward contracts	—	—
Futures contracts	—	—
Swap contracts	—	—
Net increase (decrease) in unrealized appreciation/depreciation on:
Investments	(796,742)	(648	)(c)
Foreign currency translations	(225)	2
Forward contracts	—	—
Futures contracts	—	—
Swap contracts	—	—
Net realized and unrealized gain (loss) on investments, foreign currency, forward contracts, future contracts and swap contracts	(341,554)	(2,077)
Net increase (decrease) in net assets resulting from operations	$(328,389)	$(2,058)

(a)	Net of foreign tax withholding of (in thousands) $1,958, $10, $1, $1 and $9, respectively.
(b)	Net of foreign tax withholding of (in thousands) $0, $0, $0 and $2, respectively.
(c)	Net of non-U.S. tax decrease of (in thousands) $8.

See accompanying Notes to Financial Statements.

50	SCOUT FUNDS SEMI-ANNUAL REPORT

	Equity			Low Duration		Core	Unconstrained
Global Equity	Opportunity	Mid Cap	Small Cap	Bond	Core Bond	Plus Bond	Bond
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$70 (a)	$65 (a)	$18,946 (a)	$944	$—	$—	$—	$—
—	—	2	—	330 (b)	2,261 (b)	8,677 (b)	17,847 (b)
—	—	—	—	—	—	—	—
70	65	18,948	944	330	2,261	8,677	17,847

42	50	5,665	870	75	422	1,502	4,690
40	38	391	116	38	62	197	369
21	25	1,126	200	40	37	52	701
3	5	67	8	7	10	25	49
15	14	14	14	14	14	14	14
9	11	27	11	10	19	24	51
3	3	84	16	4	12	39	84
3	3	369	58	13	53	188	391
—	—	9	1	—	1	4	10
—	—	31	5	1	4	14	34
—	—	—	—	—	4	66	252
—	—	—	—	—	2	38	—
7	4	5	4	23	16	19	15
7	3	77	16	5	13	37	86
150	156	7,865	1,319	230	669	2,219	6,746
(93)	(82)	—	—	(130)	(241)	(613)	(2,535)
57	74	7,865	1,319	100	428	1,606	4,211
13	(9)	11,083	(375)	230	1,833	7,071	13,636

196	(201)	(10,197)	8,581	(21)	1,218	5,113	10,377
—	—	—	—	—	—	(6)	10
—	—	—	—	—	—	(1,164)	(3,626)
—	—	—	—	—	—	528	9,252
—	—	—	—	3	76	838	3,062

(371)	(632)	(36,375)	(21,069)	(403)	(1,516)	(16,256)	(44,663)
—	—	—	—	—	—	1	2
—	—	—	—	—	—	(1,111)	(3,443)
—	—	—	—	—	—	176	385
—	—	—	—	3	25	322	561
(175)	(833)	(46,572)	(12,488)	(418)	(197)	(11,559)	(28,083)
$(162)	$(842)	$(35,489)	$(12,863)	$(188)	$1,636	$(4,488)	$(14,447)

DECEMBER 31, 2015	51

STATEMENTS OF CHANGES IN NET ASSETS

(in thousands)

	International Fund		Emerging Markets Fund
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	December 31, 2015	Year Ended	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015	(Unaudited)	June 30, 2015

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,165	$90,518	$19	$87
Net realized gain (loss) on investments, foreign currency transactions and swap contracts	455,413	1,110,647	(1,431)	(30)
Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currencies translations and swap contracs	(796,967)	(1,474,497)	(646)	(1,924)
Net increase (decrease) in net assets resulting from operations	(328,389)	(273,332)	(2,058)	(1,867)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(21,854)	(88,230)	(24)	(45)
Net realized gain on securities	(598,526)	(417,745)	(79)	(593)
Total distributions to shareholders	(620,380)	(505,975)	(103)	(638)

CAPITAL SHARE TRANSACTIONS:
Shares sold	96,564	562,915	3,223	8,893
Shares issued for reinvestment of distributions	576,402	441,663	93	515
Shares redeemed	(2,225,381)	(4,030,581)	(4,164)	(1,204)
Net increase (decrease) from capital share transactions	(1,552,415)	(3,026,003)	(848)	8,204
Net increase (decrease) in net assets	(2,501,184)	(3,805,310)	(3,009)	5,699

NET ASSETS:
Beginning of period	4,774,961	8,580,271	18,935	13,236
End of period	$2,273,777	$4,774,961	$15,926	$18,935
Accumulated net investment income (loss)	779	9,468	(2)	3

TRANSACTIONS IN SHARES:
Shares sold	3,177	15,956	342	771
Shares reinvested	25,214	13,376	10	48
Shares redeemed	(72,044)	(114,541)	(440)	(108)
Net increase (decrease)	(43,653)	(85,209)	(88)	711

See accompanying Notes to Financial Statements.

52	SCOUT FUNDS SEMI-ANNUAL REPORT

		Equity
Global Equity Fund		Opportunity Fund		Mid Cap Fund		Small Cap Fund		Low Duration Bond Fund
For the		For the		For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
December 31, 2015	Year Ended	December 31, 2015	Year Ended	December 31, 2015	Year Ended	December 31, 2015	Year Ended	December 31, 2015	Year Ended
(Unaudited)	June 30, 2015	(Unaudited)	June 30, 2015	(Unaudited)	June 30, 2015	(Unaudited)	June 30, 2015	(Unaudited)	June 30, 2015

$13	$50	$(9)	$(6)	$11,083	$3,549	$(375)	$(656)	$230	$441
196	309	(201)	404	(10,197)	272,088	8,581	38,532	(18)	73

(371)	21	(632)	619	(36,375)	(242,814)	(21,069)	(15,599)	(400)	(109)
(162)	380	(842)	1,017	(35,489)	32,823	(12,863)	22,277	(188)	405

(17)	(45)	—	(1)	(10,756)	(2,695)	—	—	(281)	(511)
(512)	(190)	(370)	(108)	(99,754)	(359,935)	(29,639)	(1,769)	—	(86)
(529)	(235)	(370)	(109)	(110,510)	(362,630)	(29,639)	(1,769)	(281)	(597)

616	2,557	5,727	4,048	94,958	377,552	7,069	16,402	8,805	26,181
471	222	370	109	96,886	322,436	29,048	1,729	286	596
(306)	(988)	(1,143)	(502)	(288,496)	(1,324,132)	(35,939)	(41,288)	(2,998)	(6,053)
781	1,791	4,954	3,655	(96,652)	(624,144)	178	(23,157)	6,093	20,724
90	1,936	3,742	4,563	(242,651)	(953,951)	(42,324)	(2,649)	5,624	20,532

10,485	8,549	11,116	6,553	1,584,522	2,538,473	248,808	251,457	47,275	26,743
$10,575	$10,485	$14,858	$11,116	$1,341,871	$1,584,522	$206,484	$248,808	$52,899	$47,275
1	5	(9)	—	435	108	(592)	(217)	(47)	4

46	193	478	337	6,121	21,973	281	662	877	2,595
38	17	33	9	6,857	20,935	1,364	70	28	59
(23)	(74)	(98)	(44)	(18,589)	(79,061)	(1,435)	(1,650)	(299)	(600)
61	136	413	302	(5,611)	(36,153)	210	(918)	606	2,054

DECEMBER 31, 2015	53

STATEMENTS OF CHANGES IN NET ASSETS

(in thousands)

	Core Bond Fund		Core Plus Bond Fund		Unconstrained Bond Fund
	For the		For the		For the
	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
	December 31, 2015	Year Ended	December 31, 2015	Year Ended	December 31, 2015	Year Ended
	(Unaudited)	June 30, 2015	(Unaudited)	June 30, 2015	(Unaudited)	June 30, 2015

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,833	$2,707	$7,071	$7,514	$13,636	$14,996
Net realized gain (loss) on investments, foreign currency transactions, forward contracts, futures contracts and swap contracts	1,294	12	5,309	3,891	19,075	(54,548)
Net increase (decrease) in unrealized appreciation/depreciation on investments, forward contracts, futures contracts and swap contracts	(1,491)	(1,495)	(16,868)	(4,327)	(47,158)	(5,575)
Net increase in net assets resulting from operations	1,636	1,224	(4,488)	7,078	(14,447)	(45,127)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Institutional Class	(1,846)	(2,868)	(6,616)	(6,616)	(4,349)	(18,778)
Class Y	(24)	(34)	(406)	(562)	—	(3,436)
Net realized gain on securities:
Institutional Class	—	—	(10,803)	(576)	—	—
Class Y	—	—	(719)	(79)	—	—
Total distributions to shareholders	(1,870)	(2,902)	(18,544)	(7,833)	(4,349)	(22,214)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Shares sold	15,975	54,536	158,878	305,866	169,550	577,229
Shares issued for reinvestment of distributions	1,749	2,659	14,266	5,762	4,133	17,888
Shares redeemed	(26,703)	(64,490)	(56,620)	(120,723)	(410,055)	(871,427)
Net increase (decrease) from capital share transactions	(8,979)	(7,295)	116,524	190,905	(236,372)	(276,310)
Class Y:
Shares sold	241	1,080	8,105	31,363	30,109	124,619
Shares issued for reinvestment of distributions	25	34	1,095	613	—	3,406
Shares redeemed	(925)	(831)	(15,683)	(76,751)	(160,671)	(408,579)
Net increase (decrease) from capital share transactions	(659)	283	(6,483)	(44,775)	(130,562)	(280,554)
Net increase (decrease) from capital share transactions	(9,638)	(7,012)	110,041	146,130	(366,934)	(556,864)
Net increase (decrease) in net assets	(9,872)	(8,690)	87,009	145,375	(385,730)	(624,205)
NET ASSETS:
Beginning of period	214,144	222,834	695,167	549,792	1,736,966	2,361,171
End of period	$204,272	$214,144	$782,176	$695,167	$1,351,236	$1,736,966
Accumulated net investment income (loss)	(24)	13	(118)	(167)	868	(8,419)
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	1,391	4,741	4,924	9,464	15,000	50,715
Shares reinvested	153	231	451	178	365	1,575
Shares redeemed	(2,328)	(5,608)	(1,759)	(3,734)	(36,241)	(76,954)
Net increase (decrease)	(784)	(636)	3,616	5,908	(20,876)	(24,664)
Class Y:
Shares sold	21	94	252	971	2,668	10,967
Shares reinvested	2	3	35	19	—	300
Shares redeemed	(81)	(72)	(487)	(2,377)	(14,228)	(35,902)
Net increase (decrease)	(58)	25	(200)	(1,387)	(11,560)	(24,635)
Net increase (decrease)	(842)	(611)	3,416	4,521	(32,436)	(49,299)

See accompanying Notes to Financial Statements.

54	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT INTERNATIONAL FUND

	For the Six Months Ended
	December 31, 2015		For the Years Ended June 30,
	(Unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$33.69		$37.81	$33.52	$29.24	$33.70	$25.91

Income from investment operations:
Net investment income	0.20		0.65	0.50	0.44	0.47	0.46
Net realized and unrealized gain (loss) on securities	(3.29)		(1.59)	4.29	4.49	(4.47)	7.80
Total from investment operations	(3.09)		(0.94)	4.79	4.93	(4.00)	8.26

Distributions from:
Net investment income	(0.26)		(0.60)	(0.50)	(0.65)	(0.46)	(0.47)
Net realized gain on securities	(7.15)		(2.58)	—	—	—	—

Total distributions	(7.41)		(3.18)	(0.50)	(0.65)	(0.46)	(0.47)

Net asset value, end of period	$23.19		$33.69	$37.81	$33.52	$29.24	$33.70

Total return	(8.86	)%(a)	(2.22)%	14.30%	16.86%	(11.78)%	32.00%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,274		$4,775	$8,580	$9,202	$7,506	$8,440
Ratio of expenses to average net assets	1.07	%(b)	1.02%	1.01%	1.01%	0.99%	0.94%
Ratio of net investment income to average net assets	0.78	%(b)	1.48%	1.23%	1.39%	1.61%	1.50%
Portfolio turnover rate	10	%(a)	17%	12%	31%	20%	13%

(a)	Not annualized.
(b)	Annualized.

SCOUT EMERGING MARKETS FUND (Fund Inception October 15, 2012)
	For the Six Months
	Ended December 31, 2015		For the Years Ended June 30,		For the Period Ended
	(Unaudited)		2015	2014	June 30, 2013

Net asset value, beginning of period	$10.41		$11.96	$11.09	$10.00

Income from investment operations:
Net investment income	0.01		0.04	0.06	0.03
Net realized and unrealized gain (loss) on securities	(1.15)		(1.20)	1.07	1.08

Total from investment operations	(1.14)		(1.16)	1.13	1.11

Distributions from:
Net investment income	(0.01)		(0.03)	(0.04)	(0.02)
Net realized gain on securities	(0.05)		(0.36)	(0.22)	—

Total distributions	(0.06)		(0.39)	(0.26)	(0.02)

Net asset value, end of period	$9.21		$10.41	$11.96	$11.09

Total return	(10.97	)%(a)	(9.78)%	10.38%	11.14	%(a)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$16		$19	$13	$12
Ratio of expenses to average net assets:
Net of waivers(b)	1.10	%(c)	1.19%	1.40%	1.40	%(c)
Before waivers	2.48	%(c)	2.64%	3.21%	3.40	%(c)
Ratio of net investment income (loss) to average net assets:
Net of waivers(b)	0.22	%(c)	0.50%	0.58%	0.52	%(c)
Before waivers	(1.16	)%(c)	(0.95)%	(1.23)%	(1.48	)%(c)
Portfolio turnover rate	31	%(a)	71%	66%	61	%(a)

(a)	Not annualized.

(b)	Prior to October 31, 2014, the Advisor had contractually agreed to limit the operating expenses of the Fund to 1.40%. Effective October 31, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.
(c)	Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	55

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT GLOBAL EQUITY FUND (Fund Inception June 30, 2011)

	For the Six Months Ended
	December 31, 2015		For the Years Ended June 30,
	(Unaudited)		2015	2014	2013	2012

Net asset value, beginning of period	$13.35		$13.16	$11.02	$9.29	$10.00

Income from investment operations:
Net investment income	0.02		0.06	0.06	0.07	0.06
Net realized and unrealized gain (loss) on securities	(0.21)		0.47	2.15	1.73	(0.71)

Total from investment operations	(0.19)		0.53	2.21	1.80	(0.65)

Distributions from:
Net investment income	(0.02)		(0.06)	(0.07)	(0.07)	(0.06)
Net realized gain on securities	(0.64)		(0.28)	—	—	—

Total distributions	(0.66)		(0.34)	(0.07)	(0.07)	(0.06)

Net asset value, end of period	$12.50		$13.35	$13.16	$11.02	$9.29

Total return	(1.37	)%(a)	4.13%	20.07%	19.41%	(6.46)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$11		$10	$9	$7	$5
Ratio of expenses to average net assets:
Net of waivers(b)	1.10	%(c)	1.19%	1.40%	1.40%	1.40%
Before waivers	2.89	%(c)	3.23%	3.87%	4.80%	5.25%
Ratio of net investment income (loss) to average net assets:
Net of waivers(b)	0.25	%(c)	0.55%	0.50%	0.75%	0.70%
Before waivers	(1.54	)%(c)	(1.49)%	(1.97)%	(2.65)%	(3.15)%
Portfolio turnover rate	24	%(a)	38%	81%	110%	168%

(a)	Not annualized.

(b)	Prior to October 31, 2014, the Advisor had contractually agreed to limit the operating expenses of the Fund to 1.40%. Effective October 31, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.
(c)	Annualized.

SCOUT EQUITY OPPORTUNITY FUND (Fund Inception March 28, 2014)

	For the Six Months Ended
	December 31, 2015		For the Year Ended	For the Period Ended
	(Unaudited)		June 30, 2015	June 30, 2014

Net asset value, beginning of period	$12.36		$10.97	$10.00

Income from investment operations:
Net investment loss	(0.01)		(0.01)	(0.01)
Net realized and unrealized gain (loss) on securities	(0.73)		1.56	0.98

Total from investment operations	(0.74)		1.55	0.97

Distributions from:
Net investment income	—		— (a)	—
Net realized gain on securities	(0.30)		(0.16)	—

Total distributions	(0.30)		(0.16)	—

Net asset value, end of period	$11.32		$12.36	$10.97

Total return	(5.96	)%(b)	14.28%	9.70	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$15		$11	$7
Ratio of expenses to average net assets:
Net of waivers(c)	1.10	%(d)	1.14%	1.25	%(d)
Before waivers	2.31	%(d)	3.75%	5.87	%(d)
Ratio of net investment loss to average net assets:
Net of waivers(c)	(0.13	)%(d)	(0.06)%	(0.21	)%(d)
Before waivers	(1.34	)%(d)	(2.67)%	(4.83	)%(d)
Portfolio turnover rate	60	%(b)	84%	14	%(b)

(a)	Resulted in less than $0.005 per share.
(b)	Not annualized.
(c)	Prior to October 31, 2014, the Advisor had contractually agreed to limit the operating expenses of the Fund to 1.25%. Effective October 31, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.10%.
(d)	Annualized.

See accompanying Notes to Financial Statements.

56	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT MID CAP FUND

	For the Six Months Ended
	December 31, 2015		For the Years Ended June 30,
	(Unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$16.02		$18.79	$15.75	$13.25	$14.68	$10.39

Income from investment operations:
Net investment income	0.13		0.03	— (a)	0.14	0.09	0.07
Net realized and unrealized gain (loss) on securities	(0.52)		0.30	3.99	2.67	(0.86)	4.88

Total from investment operations	(0.39)		0.33	3.99	2.81	(0.77)	4.95

Distributions from:
Net investment income	(0.12)		(0.02)	— (a)	(0.11)	(0.08)	(0.06)
Net realized gain on securities	(1.13)		(3.08)	(0.95)	(0.20)	(0.58)	(0.60)

Total distributions	(1.25)		(3.10)	(0.95)	(0.31)	(0.66)	(0.66)

Net asset value, end of period	$14.38		$16.02	$18.79	$15.75	$13.25	$14.68

Total return	(2.31	)%(b)	2.42%	25.75%	21.53%	(4.94)%	48.34%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,342		$1,585	$2,538	$1,601	$1,241	$518
Ratio of expenses to average net assets	1.07	%(c)	1.04%	1.02%	1.07%	1.06%	1.04%
Ratio of net investment income to average net assets	1.50	%(c)	0.17%	0.01%	0.97%	0.71%	0.71%
Portfolio turnover rate	80	%(b)	158%	134%	127%	217%	195%

(a)	Resulted in less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

SCOUT SMALL CAP FUND

	For the Six Months Ended
	December 31, 2015		For the Years Ended June 30,
	(Unaudited)		2015	2014	2013	2012		2011

Net asset value, beginning of period	$26.61		$24.49	$20.55	$15.82	$16.88		$12.06

Income from investment operations:
Net investment income (loss)	(0.04)		(0.07)	(0.04)	0.02	0.02		(0.04)
Net realized and unrealized gain (loss) on securities	(1.43)		2.37	3.98	4.77	(1.08)		4.86

Total from investment operations	(1.47)		2.30	3.94	4.79	(1.06)		4.82

Distributions from:
Net investment income	—		—	—	(0.06)	—		—
Net realized gain on securities	(3.54)		(0.18)	—	—	—		—

Total distributions	(3.54)		(0.18)	—	(0.06)	—		—

Net asset value, end of period	$21.60		$26.61	$24.49	$20.55	$15.82		$16.88

Total return	(5.35	)%(a)	9.44%	19.17%	30.39%	(6.28)%		39.97%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$206		$249	$251	$244	$230		$317
Ratio of expenses to average net assets	1.14	%(b)	1.12%	1.12%	1.13%	1.12%		1.03%
Ratio of net investment income (loss) to average net assets	(0.32	)%(b)	(0.27)%	(0.15)%	0.14%	0.09%		(0.21)%
Portfolio turnover rate	6	%(a)	22%	17%	23%	38	%(c)	63%

(a)	Not annualized.
(b)	Annualized.
(c)	The denominator in the portfolio turnover calculation does not include the value of securities previously owned by the TrendStar Small Cap Fund, which was reorganized into the Small Cap Fund effective as of the close of business on September 30, 2011.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	57

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT LOW DURATION BOND FUND (Fund Inception August 29, 2012)

	For the Six Months Ended
	December 31, 2015		For the Years Ended June 30,		For the Period Ended
	(Unaudited)		2015	2014	June 30, 2013

Net asset value, beginning of period	$10.07		$10.12	$10.02	$10.00

Income from investment operations:
Net investment income	0.05		0.11	0.10	0.14
Net realized and unrealized gain (loss) on securities	(0.08)		(0.01)	0.14	0.02

Total from investment operations	(0.03)		0.10	0.24	0.16

Distributions from:
Net investment income	(0.06)		(0.13)	(0.13)	(0.14)
Net realized gain on securities	—		(0.02)	(0.01)	—	(a)

Total distributions	(0.06)		(0.15)	(0.14)	(0.14)

Net asset value, end of period	$9.98		$10.07	$10.12	$10.02

Total return	(0.33	)%(b)	1.01%	2.38%	1.60	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$53		$47	$27	$34
Ratio of expenses to average net assets:
Net of waivers	0.40	%(c)	0.40%	0.40%	0.40	%(c)
Before waivers	0.92	%(c)	1.03%	0.97%	1.73	%(c)
Ratio of net investment income to average net assets:
Net of waivers	0.92	%(c)	1.10%	1.02%	1.49	%(c)
Before waivers	0.40	%(c)	0.47%	0.45%	0.15	%(c)
Portfolio turnover rate	27	%(b)	69%	170%	121	%(b)

(a)	Resulted in less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

See accompanying Notes to Financial Statements.

58	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE BOND FUND — INSTITUTIONAL CLASS*

	For the Six Months Ended
	December 31, 2015		For the Years Ended June 30,
	(Unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$11.42		$11.50	$11.41	$11.61	$11.31	$11.09

Income from investment operations:
Net investment income	0.10		0.14	0.15	0.13	0.20	0.25
Net realized and unrealized gain (loss) on securities	(0.02)		(0.07)	0.15	0.01	0.71	0.26

Total from investment operations	0.08		0.07	0.30	0.14	0.91	0.51

Distributions from:
Net investment income	(0.10)		(0.15)	(0.17)	(0.15)	(0.22)	(0.29)
Net realized gain on securities	—		—	(0.04)	(0.19)	(0.39)	—

Total distributions	(0.10)		(0.15)	(0.21)	(0.34)	(0.61)	(0.29)

Net asset value, end of period	$11.40		$11.42	$11.50	$11.41	$11.61	$11.31

Total return	0.72	%(a)	0.61%	2.65%	1.20%	8.24%	4.54%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$201		$210	$219	$259	$170	$144
Ratio of expenses to average net assets:
Net of waivers	0.40	%(b)	0.40%	0.40%	0.40%	0.40%	0.38%
Before waivers	0.63	%(b)	0.61%	0.62%	0.64%	0.67%	0.64%
Ratio of net investment income to average net assets:
Net of waivers	1.75	%(b)	1.21%	1.32%	1.13%	1.69%	2.09%
Before waivers	1.52	%(b)	1.00%	1.10%	0.89%	1.42%	1.83%
Portfolio turnover rate	273	%(a)	158%	636%	607%	586%	564%

*	Financial information from inception through April 21, 2011 is for the Frontegra Columbus Core Fund, which was reorganized into the Scout Funds family as the Scout Core Bond Fund – Institutional Class after the close of business on April 21, 2011.

(a)	Not annualized.

(b)	Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	59

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE BOND FUND — CLASS Y (Class Inception April 21, 2011)

	For the Six Months Ended						For the
	December 31, 2015		For the Years Ended June 30,				Period Ended June 30,
	(Unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$11.42		$11.50	$11.40	$11.61	$11.30	$11.19

Income from investment operations:
Net investment income	0.08		0.10	0.11	0.10	0.18	0.04
Net realized and unrealized gain (loss) on securities	(0.02)		(0.07)	0.16	— (a)	0.71	0.11

Total from investment operations	0.06		0.03	0.27	0.10	0.89	0.15

Distributions from:
Net investment income	(0.08)		(0.11)	(0.13)	(0.12)	(0.19)	(0.04)
Net realized gain on securities	—		—	(0.04)	(0.19)	(0.39)	—

Total distributions	(0.08)		(0.11)	(0.17)	(0.31)	(0.58)	(0.04)

Net asset value, end of period	$11.40		$11.42	$11.50	$11.40	$11.61	$11.30

Total return	0.53	%(b)	0.24%	2.34%	0.83%	8.06%	1.33	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3		$4	$4	$6	$2	$3
Ratio of expenses to average net assets:
Net of waivers	0.79	%(c)	0.76%	0.79%	0.71%	0.57%	0.80	%(c)
Before waivers	1.02	%(c)	0.97%	1.01%	0.95%	0.84%	0.96	%(c)
Ratio of net investment income to average net assets:
Net of waivers	1.36	%(c)	0.85%	0.93%	0.82%	1.52%	1.25	%(c)
Before waivers	1.13	%(c)	0.64%	0.71%	0.58%	1.25%	1.09	%(c)
Portfolio turnover rate	273	%(b)	158%	636%	607%	586%	564	%(b)

(a)	Resulted in less than $0.005 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying Notes to Financial Statements.

60	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE PLUS BOND FUND — INSTITUTIONAL CLASS*

	For the Six Months Ended
	December 31, 2015		For the Years Ended June 30,
	(Unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$32.27		$32.30	$31.94	$33.03	$31.97	$32.70

Income from investment operations:
Net investment income	0.31		0.39	0.49	0.55	0.76	1.08
Net realized and unrealized gain (loss) on securities	(0.46)		(0.01)	0.44	0.35	2.51	0.73

Total from investment operations	(0.15)		0.38	0.93	0.90	3.27	1.81

Distributions from:
Net investment income	(0.31)		(0.38)	(0.44)	(0.56)	(0.92)	(1.31)
Net realized gain on securities	(0.47)		(0.03)	(0.13)	(1.43)	(1.29)	(1.23)

Total distributions	(0.78)		(0.41)	(0.57)	(1.99)	(2.21)	(2.54)

Net asset value, end of period	$31.34		$32.27	$32.30	$31.94	$33.03	$31.97

Total return	(0.49	)%(a)	1.19%	2.94%	2.64%	10.61%	5.80%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$733		$638	$448	$430	$442	$398
Ratio of expenses to average net assets:
Net of waivers	0.40	%(b)	0.40%	0.40%	0.40%	0.40%	0.38%
Before waivers	0.56	%(b)	0.56%	0.57%	0.59%	0.56%	0.50%
Ratio of net investment income to average net assets:
Net of waivers	1.91	%(b)	1.22%	1.53%	1.65%	2.25%	3.34%
Before waivers	1.75	%(b)	1.06%	1.36%	1.46%	2.09%	3.22%
Portfolio turnover rate	281	%(a)	187%	663%	604%	593%	623%

*	Financial information from inception through April 21, 2011 is for the Frontegra Columbus Core Plus Fund – Institutional Class, which was reorganized into the Scout Funds family as the Scout Core Plus Bond Fund – Institutional Class as of the close of business on April 21, 2011.

(a)	Not annualized.

(b)	Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	61

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE PLUS BOND FUND — CLASS Y*

	For the Six Months Ended
	December 31, 2015		For the Years Ended June 30,
	(Unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$32.27		$32.29	$31.94	$33.03	$31.98	$32.69

Income from investment operations:
Net investment income	0.25		0.26	0.38	0.48	0.80	0.59
Net realized and unrealized gain (loss) on securities	(0.47)		(0.01)	0.43	0.31	2.39	1.10

Total from investment operations	(0.22)		0.25	0.81	0.79	3.19	1.69

Distributions from:
Net investment income	(0.25)		(0.24)	(0.33)	(0.45)	(0.85)	(1.17)
Net realized gain on securities	(0.47)		(0.03)	(0.13)	(1.43)	(1.29)	(1.23)

Total distributions	(0.72)		(0.27)	(0.46)	(1.88)	(2.14)	(2.40)

Net asset value, end of period	$31.33		$32.27	$32.29	$31.94	$33.03	$31.98

Total return	(0.69	)%(a)	0.79%	2.54%	2.30%	10.34%	5.41%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$49		$57	$102	$54	$28	$6
Ratio of expenses to average net assets:
Net of waivers	0.80	%(b)	0.80%	0.78%	0.75%	0.57%	0.78%
Before waivers	0.96	%(b)	0.96%	0.95%	0.94%	0.73%	0.90%
Ratio of net investment income to average net assets:
Net of waivers	1.51	%(b)	0.82%	1.15%	1.30%	2.09%	2.90%
Before waivers	1.35	%(b)	0.66%	0.98%	1.11%	1.93%	2.78%
Portfolio turnover rate	281	%(a)	187%	663%	604%	593%	623%

*	Financial information from inception through April 21, 2011 is for the Frontegra Columbus Core Plus Fund –Class Y, which was reorganized into the Scout Funds family as the Scout Core Plus Bond Fund – Class Y as of the close of business on April 21, 2011.
(a)	Not annualized.
(b)	Annualized.

See accompanying Notes to Financial Statements.

62	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT UNCONSTRAINED BOND FUND — INSTITUTIONAL CLASS (Class Inception September 29, 2011)

	For the Six Months
	Ended December 31,		For the Years Ended			For the Period Ended
	2015 (Unaudited)		2015	June 30, 2014	2013	June 30, 2012

Net asset value, beginning of period	$11.32		$11.65	$11.70	$11.02	$10.00

Income from investment operations:
Net investment income	0.10		0.08	0.04	0.24	0.35
Net realized and unrealized gain (loss) on securities	(0.21)		(0.29)	0.01	1.15	1.22

Total from investment operations	(0.11)		(0.21)	0.05	1.39	1.57

Distributions from:
Net investment income	(0.04)		(0.12)	(0.03)	(0.23)	(0.37)
Net realized gain on securities	—		—	(0.07)	(0.48)	(0.18)

Total distributions	(0.04)		(0.12)	(0.10)	(0.71)	(0.55)

Net asset value, end of period	$11.17		$11.32	$11.65	$11.70	$11.02

Total return	(0.99	)%(a)	(1.77)%	0.44%	12.72%	16.23	%(a)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,223		$1,477	$1,806	$420	$33
Ratio of expenses to average net assets:
Net of waivers	0.50	%(b)	0.50%	0.50%	0.59%	0.99	%(b)
Before waivers	0.82	%(b)	0.81%	0.84%	0.96%	1.62	%(b)
Ratio of net investment income to average net assets:
Net of waivers	1.78	%(b)	0.79%	0.40%	1.36%	3.60	%(b)
Before waivers	1.46	%(b)	0.48%	0.06%	0.99%	2.97	%(b)
Portfolio turnover rate	284	%(a)	116%	422%	140%	224	%(a)

(a)	Not annualized.

(b)	Annualized.

SCOUT UNCONSTRAINED BOND FUND — CLASS Y (Class Inception December 31, 2012)

	For the Six Months Ended
	December 31, 2015		For the Years Ended June 30,		For the Period Ended
	(Unaudited)		2015	2014	June 30, 2013

Net asset value, beginning of period	$11.30		$11.64	$11.71	$11.62

Income from investment operations:
Net investment income	0.06		0.03	0.01	0.11
Net realized and unrealized gain (loss) on securities	(0.19)		(0.27)	— (a)	0.09

Total from investment operations	(0.13)		(0.24)	0.01	0.20

Distributions from:
Net investment income	—		(0.10)	(0.01)	(0.11)
Net realized gain on securities	—		—	(0.07)	—

Total distributions	—		(0.10)	(0.08)	(0.11)

Net asset value, end of period	$11.17		$11.30	$11.64	$11.71

Total return	(1.15	)%(b)	(2.05)%	0.12%	1.68	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$128		$260	$555	$125
Ratio of expenses to average net assets:
Net of waivers	0.80	%(c)	0.80%	0.78%	0.77	%(c)
Before waivers	1.12	%(c)	1.11%	1.12%	1.17	%(c)
Ratio of net investment income (loss) to average net assets:
Net of waivers	1.48	%(c)	0.49%	0.12%	0.84	%(c)
Before waivers	1.16	%(c)	0.18%	(0.22)%	0.44	%(c)
Portfolio turnover rate	284	%(b)	116%	422%	140	%(b)

(a)	Resulted in less than $0.05 per share.

(b)	Not annualized.

(c)	Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2015	63

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Equity Opportunity Fund (“Equity Opportunity” or “Equity Opportunity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low  Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”), and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Equity Opportunity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond	High level of total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital
Unconstrained Bond	Maximize total return consistent with the preservation of capital

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuations — Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an exchange is open for trading on a day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, interest rate swaps and currency swaps, are valued by an independent pricing service. In the absence of an evaluated bid price from an independent pricing service for a debt security (other than short-term instruments maturing within 60 days) or swap, or when a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by Scout Investments, Inc. (the “Advisor”) implementing procedures adopted by, and under the supervision of, the Board of Trustees of the Trust (the “Board”).

Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities or debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Funds, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Valuation Committee shall consider all

64	SCOUT FUNDS SEMI-ANNUAL REPORT

appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally, any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 —	quoted prices in active markets for identical securities;
•	Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of December 31, 2015, in valuing the Funds’ assets:

International:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Australia	$95,172,207	$—	$—	$95,172,207
Canada	135,451,767	—	—	135,451,767
China	26,129,891	—	—	26,129,891
Colombia	33,424,179	—	—	33,424,179
Denmark	33,221,992	—	—	33,221,992
France	173,531,784	—	—	173,531,784
Germany	130,852,950	213,586,065	—	344,439,015
Ireland	37,047,418	—	—	37,047,418
Japan	41,912,116	366,365,502	—	408,277,618
Mexico	67,803,318	—	—	67,803,318
Netherlands	56,933,894	—	—	56,933,894
Peru	39,289,446	—	—	39,289,446
Singapore	31,998,756	—	—	31,998,756
South Africa	24,894,778	—	—	24,894,778
Sweden	15,113,192	50,139,621	—	65,252,813
Switzerland	116,871,184	130,164,936	—	247,036,120
Taiwan	51,203,839	—	—	51,203,839
United Kingdom	287,459,260	—	—	287,459,260
United States	99,947,731	—	—	99,947,731
Short-Term Investments	27,000,000	—	—	27,000,000
Total Investments	$1,525,259,702	$760,256,124	$—	$2,285,515,826

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DECEMBER 31, 2015	65

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015 (Unaudited)

Emerging Markets:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Brazil	$—	$671,138	$—	$671,138
China	2,042,483	—	—	2,042,483
France	605,630	—	—	605,630
India	2,218,063	—	—	2,218,063
Indonesia	—	462,611	—	462,611
Kenya	493,955	—	—	493,955
Mexico	1,705,497	—	—	1,705,497
Peru	620,063	—	—	620,063
Russia	995,874	—	—	995,874
South Africa	631,976	—	—	631,976
South Korea	239,175	1,362,226	—	1,601,401
Taiwan	461,990	—	—	461,990
Thailand	492,501	—	—	492,501
Turkey	1,023,982	—	—	1,023,982
United Arab Emirates	419,579	—	—	419,579
United States	941,714	—	—	941,714
Vietnam	601,027	—	—	601,027
Total Investments	$13,493,509	$2,495,975	$—	$15,989,484

Global Equity:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Australia	$137,211	$—	$—	$137,211
Canada	599,127	—	—	599,127
Denmark	—	163,909	—	163,909
France	721,832	—	—	721,832
Germany	241,404	115,554	—	356,958
Ireland	172,747	—	—	172,747
Japan	449,777	345,703	—	795,480
Mexico	88,186	—	—	88,186
Netherlands	135,053	—	—	135,053
Switzerland	205,462	—	—	205,462
United Kingdom	290,095	—	—	290,095
United States	6,665,474	—	—	6,665,474
Total Investments	$9,706,368	$625,166	$—	$10,331,534

Equity Opportunity:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$14,829,227	$—	$—	$14,829,227

Mid Cap:	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$1,346,824,111	$—	$—	$1,346,824,111
Short-Term Investments	4,000,000	—	—	4,000,000
Total Investments	$1,350,824,111	$—	$—	$1,350,824,111

Small Cap:	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$205,879,348	$—	$—	$205,879,348

66	SCOUT FUNDS SEMI-ANNUAL REPORT

Low Duration Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$—	$5,594,584	$—	$5,594,584
Commercial Mortgage-Backed Securities	—	3,142,580	—	3,142,580
Corporate Bonds	—	20,694,632	—	20,694,632
Mortgage-Backed Securities	—	14,052,818	—	14,052,818
Other Governments	—	444,725	—	444,725
U.S. Government and Agencies	—	8,611,300	—	8,611,300
Short-Term Investments	239,198	—	—	239,198
Total Investments	$239,198	$52,540,639	$—	$52,779,837
Other Financial Instruments(b)
Swap Contracts	$—	$6,061	$—	$6,061

Core Bond:	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$—	$3,389,110	$—	$3,389,110
Commercial Mortgage-Backed Securities	—	11,247,641	—	11,247,641
Corporate Bonds	—	62,239,162	—	62,239,162
Mortgage-Backed Securities	—	29,153,583	—	29,153,583
Other Governments	—	2,331,315	—	2,331,315
U.S. Government and Agencies	—	81,178,063	—	81,178,063
Short-Term Investments	13,594,678	—	—	13,594,678
Total Investments	$13,594,678	$189,538,874	$—	$203,133,552
Other Financial Instruments(b)
Swap Contracts	$—	$46,357	$—	$46,357

Core Plus Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$14,468,564	$—	$14,468,564
Commercial Mortgage-Backed Securities	—	21,943,400	—	21,943,400
Corporate Bonds	—	239,665,183	—	239,665,183
Mortgage-Backed Securities	—	79,334,432	—	79,334,432
Other Governments	—	16,192,015	—	16,192,015
U.S. Government and Agencies	—	357,125,656	—	357,125,656
Short-Term Investments	45,177,718	—	—	45,177,718
Total Investments	$45,177,718	$728,729,250	$—	$773,906,968
Other Financial Instruments(b)
Futures Contracts	$—	$175,412	$—	$175,412
Swap Contracts	—	348,028	—	348,028
Total Other Financial Instruments	$—	$523,440	$—	$523,440
Liabilities
Other Financial Instruments(b)
Forward Contracts	$—	$1,117,471	$—	$1,117,471

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DECEMBER 31, 2015	67

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015 (Unaudited)

Unconstrained Bond:	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$85,842,220	$—	$85,842,220
Corporate Bonds	—	564,859,669	—	564,859,669
Mortgage-Backed Securities	—	44,191,785	—	44,191,785
Other Governments	—	53,096,432	—	53,096,432
U.S. Government and Agencies	—	574,053,754	—	574,053,754
Short-Term Investments	6,745,804	—	—	6,745,804
Total Investments	$6,745,804	$1,322,043,860	$—	$1,328,789,664
Other Financial Instruments(b)
Futures Contracts	$—	$385,516	$—	$385,516
Swap Contracts	—	612,438	—	612,438
Total Other Financial Instruments	$—	$997,954	$—	$997,954

Liabilities
Other Financial Instruments(b)
Forward Contracts	$—	$3,476,138	$—	$3,476,138

(a)	For a detailed break-out of common stocks by sector or country classification, please refer to the Schedule of Investments.

(b)	Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are shown at the fair value of the instrument.

The Funds did not hold any Level 3 investments during the period ended December 31, 2015. It is the Funds’ policy to recognize transfers between Levels at the end of the period. As of June 30, 2015 the International, Emerging Markets and Global Equity Funds held all Level 1 securities. As of December 31, 2015, the International, Emerging Markets and Global Equity Funds held some Level 2 securities due to specific foreign markets observing holiday market closures, resulting in a fair value price utilized in accordance with the Funds’ Pricing and Fair Value Determination Procedures. A security’s classification as Level 1 or Level 2 within the International, Emerging Markets and Global Equity Funds can move on a daily basis throughout the year depending on whether or not a Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Fund calculates its NAV. Per the Funds’ Pricing and Fair Value Determination Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from June 30, 2015 to December 31, 2015, represented by recognizing the December 31, 2015 market value of securities classified as Level 1 as of June 30, 2015 that transferred hierarchies to Level 2 as of December 31, 2015:

	International	Emerging Markets	Global Equity
Transfers into Level 1	$—	$—	$—
Transfers out of Level 1	(720,287,876)	(1,830,714)	(345,703)
Net transfers in (out) of Level 1	$(720,287,876)	$(1,830,714)	$(345,703)
Transfers into Level 2	$720,287,876	$1,830,714	$345,703
Transfers out of Level 2	—	—	—
Net transfers in (out) of Level 2	$720,287,876	$1,830,714	$345,703

68	SCOUT FUNDS SEMI-ANNUAL REPORT

(b)	Derivatives — The following disclosure provides certain information about the Funds’ derivative and hedging activities. See Notes 6 and 7 regarding other derivative information.

i.	Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) in order to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies, or for any other lawful hedging purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was closed.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

Details of open forward contracts, if any, at period end are included in the Schedules of Investments under the caption “Forward Contracts.”

ii.	Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity, manage the duration of the Funds’ portfolios and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. Segregated collateral for swap contracts is presented in the Statements of Assets and Liabilities.

Details of swap contracts, if any, at period end are included in the Schedules of Investments under the caption “Swap Contracts.”

(Continued on next page)

DECEMBER 31, 2015	69

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015 (Unaudited)

iii.	Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including interest rate, bond, U.S. Treasury and fixed income index Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures. Margin for Futures is presented in the Statements of Assets and Liabilities.

Details of Futures, if any, at period end are included in the Schedules of Investments under the caption “Futures Contracts.”

For the six months ended December 31, 2015, the monthly average volume of derivative activities are as follows:

	Low Duration	Core	Core Plus	Unconstrained
	Bond	Bond	Bond	Bond
Forward currency contracts purchased (U.S. Dollar amounts)	$—	$ N/A	$37,345,026	$115,811,076
Forward currency contracts sold (U.S. Dollar amounts)	—	N/A	—	—
Futures contracts long position (number of contracts)	—	—	—	—
Futures contracts short position (number of contracts)	—	—	—	756
Credit default swap contracts (Notional amount in U.S. Dollars)	$154,286	$3,677,143	$28,246,286	$53,304,529

For the six months ended December 31, 2015, the total number of derivative contracts entered into are as follows:

	Low Duration	Core	Core Plus	Unconstrained
	Bond	Bond	Bond	Bond
Forward currency contracts purchased	—	N/A	8	10
Forward currency contracts sold	—	N/A	—	—
Futures contracts long position	—	—	—	1,775
Futures contracts short position	—	—	970	10,986
Credit default swap contracts	4	7	22	21

(c)	To-Be-Announced Securities — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitment for to-be-announced securities is presented in the Schedule of Investments. As of December 31, 2015, the Funds were not entered into to-be-announced securities.

(d)	Security Transactions and Related Investment Income — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk — Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on December 31, 2015.

ii.	Purchases and sales of investment securities, income and expenses — at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statements of Operations.

70	SCOUT FUNDS SEMI-ANNUAL REPORT

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes — The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Management of the Funds has analyzed all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years for those Funds which have been in existence fewer than three years. As of and during the six months ended December 31, 2015 the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of June 30, 2015, the following Funds had net capital loss carryovers:

			Unconstrained
(in thousands)	Small Cap	Core Bond	Bond

For losses expiring June 30,
2016	$313	$—	$—
2017	313	—	—
2018	—	—	—
2019	—	—	—
Not subject to expiration:
Short-term	—	2,031	26,283
Long-term	—	—	61,802
	$626	$2,031	$88,085

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended June 30, 2015, the Small Cap Fund utilized (in thousands) $10,044 of its capital loss carryover.

Included in the net capital loss carryover for the Small Cap Fund is (in thousands) $626 of capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger. During the fiscal year ended June 30, 2012, the Small Cap Fund forfeited (in thousands) $31,941 of capital loss carryovers acquired from the TrendStar Small Cap Fund due to the change in ownership rules in the tax law.

The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those post-enactment years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2015, the Emerging Markets and Low Duration Bond Funds had (in thousands) $177 and $6 of post-October capital losses, respectively, which are deferred until July 1, 2015 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of June 30, 2015, the Small Cap and Unconstrained Bond Funds had (in thousands) $216 and $8,434 of qualified late-year ordinary losses, respectively, which are deferred until fiscal year 2016 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

(g)	Distributions to Shareholders — Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from GAAP. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

(h)	Amortization — Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(i)	Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(j)	Guarantees and Indemnifications — In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(k)	Multiple Share Classes – Bond Funds — The Core Bond, Core Plus Bond and Unconstrained Bond Funds each offer two classes of shares (Institutional Class and Class Y). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

(l)	Segregation and Collateralization — In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Fund either delivers collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be

(Continued on next page)

DECEMBER 31, 2015	71

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015 (Unaudited)

physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments.

2.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(a)	Investment Advisory Fees — The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Each of the Funds were subject to fees at the following annual rates under the Agreement for the period from July 1, 2015 through December 31, 2015:

International — 0.80% of the first $1 billion of average daily net assets and 0.70% of average daily net assets over $1 billion.

Emerging Markets — 0.85% of average daily net assets.

Global Equity — 0.80% of average daily net assets.

Equity Opportunity — 0.75% of average daily net assets.

Mid Cap — 0.80% of the first $1 billion of average daily net assets and 0.70% of average daily net assets over $1 billion.

Small Cap — 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets over $1 billion.

Low Duration Bond — 0.30% of average daily net assets.

Core Bond and Core Plus Bond — 0.40% of the respective Fund’s average daily net assets.

Unconstrained Bond — 0.60% of the first $3 billion of average daily net assets and 0.55% of average daily net assets over $3 billion.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2016 for the Emerging Markets, Global Equity, Equity Opportunity, Mid Cap and Low Duration Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses and, with respect to the Low Duration Bond Fund, excluding any short sale dividend and interest expenses) do not exceed 1.10%, 1.10%, 1.10%, 1.40% and 0.40%, respectively, of each Fund’s average daily net assets. Prior to October 31, 2014, the Advisor had agreed to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses for the Emerging Markets, Global Equity and Equity Opportunity Funds to the extent necessary so that Total Annual Fund Operating Expenses did not exceed 1.40%, 1.40% and 1.25%, respectively, of each Fund’s average daily net assets. The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2016 for the Core Bond and Core Plus Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, non-routine expenses, Rule 12b-1 fees, shareholder servicing fees, and short sale dividend and interest expenses) do not exceed 0.40% of each Fund’s average daily net assets. The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2016 for the Unconstrained Bond Fund to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, short sale dividend and interest expenses, and non-routine expenses) do not exceed 0.50% of the average daily net assets of the Institutional Class shares and 0.80% of the average daily net assets of the Class Y shares. After their expiration date, the Trust’s Board and the Advisor may agree to continue, modify or terminate the expense limitation arrangements.

Under the expense limitation agreements described above, if Total Annual Fund Operating Expenses would fall below the current expense limit, the Advisor may cause a Fund’s expenses to remain at the current expense limit while it is reimbursed for fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund, provided that such reimbursement will not cause a Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses assumed.

(b)	Administrative Fees — The Trust, on behalf of the Funds, has entered into an Administrative Services Agreement with the Advisor for administrative services the Advisor provides to the Funds. Each of the Funds were subject to a fee at the annual rate of 0.05% of a Fund’s average daily net assets for the period from July 1, 2015 through December 31, 2015.

(c)	Administration and Fund Accounting Fees — The Trust, on behalf of the Funds, has entered into an Administration and Fund Accounting Agreement (the “Agreement”) with UMB Fund Services, Inc. (“UMBFS”), an affiliate of the Advisor. Each of the Funds were subject to the following fees under the Agreement for the period from July 1, 2015 through December 31, 2015:

International, Emerging Markets and Global Equity — 0.120% of the first $250 million of average daily net assets, 0.095% of the next $250 million of average daily net assets, 0.070% of the next $250 million of average daily net assets and 0.050% of average daily net assets over $750 million.

Equity Opportunity, Mid Cap and Small Cap — 0.100% of the first $250 million of average daily net assets, 0.075% of the next $250 million of average daily net assets, 0.050% of the next $250 million of average daily net assets and 0.030% of average daily net assets over $750 million.

Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond — 0.050% of the first $1.25 billion of average daily net assets and 0.030% of average daily net assets over $1.25 billion.

The asset based fees are subject to a minimum monthly fee in the amount of $6,250 for each fund, subject to an annual escalation equal to an increase in the Consumer Price Index.

In addition to the asset based fee, the Core Bond, Core Plus Bond and Unconstrained Bond Funds pay a monthly multi-class fee in the amount of $1,500 per class.

(d)	Redemption Fees — Effective June 30, 2014, shareholders of the Emerging Markets Fund are charged a 2.00% redemption fee for shares redeemed or exchanged within 60 days of purchase. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Advisor. Redemption fees are recorded by the Fund as a reduction of shares redeemed and as a credit to capital. For the six months ended December 31, 2015, the Fund received (in thousands) $0 in redemption fees.

72	SCOUT FUNDS SEMI-ANNUAL REPORT

(e)	Transfer Agent Fees — UMBFS also serves as the Funds’ transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.

(f)	Custodian Fees — UMB Bank, n.a. (the “Bank”), an affiliate of the Advisor, serves as the Funds’ custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

(g)	Director Fees — Certain of the Trustees and Officers of the Trust are Trustees and Officers of one or more of the above affiliates. Each Trustee, other than those affiliated with the Advisor, will receive an annual retainer of $70,000, plus reimbursement of related expenses. In addition, the independent chair will receive an annual retainer of $26,000 and each committee chair will receive an annual retainer of $10,000. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

(h)	Related Party Transactions — The Funds may invest in the UMB Money Market Fiduciary, which acts as a bank deposit that provides interest income for short-term investment purposes. This investment vehicle is not publicly traded on open markets. UMB Bank, n.a. is an affiliate of the Advisor.

3.	DISTRIBUTION PLAN, SHAREHOLDER SERVICING PLAN AND SUB-TRANSFER AGENT FEES

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act on behalf of the Class Y shares of the Core Bond, Core Plus Bond and Unconstrained Bond Funds (the “12b-1 Plans”). Pursuant to the 12b-1 Plans, each Fund pays a monthly fee of 0.25% per annum of the average daily net assets of each such Fund’s respective Class Y shares to the Distributor, various brokers, dealers or other financial intermediaries who perform activities or incur expenses intended to result in the sale of Class Y shares of the Funds. For the six months ended December 31, 2015, the Core Bond, Core Plus Bond and Unconstrained Bond Funds incurred (in thousands) $4, $66, and $252, respectively, under the 12b-1 Plans.

The Trust has adopted a shareholder servicing plan on behalf of the Class Y shares of the Core Bond and Core Plus Bond Funds (the “Shareholder Servicing Plan”). Pursuant to the Shareholder Servicing Plan, each Fund pays a fee, as directed by the Advisor, of up to 0.15% on an annual basis of the average daily net asset value of the Class Y shares of a Fund to the various brokers, dealers and other financial intermediaries who provide certain shareholder services to shareholders of the Funds, including establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping and administrative services. For the six months ended December 31, 2015, the Core Bond and Core Plus Bond Funds incurred (in thousands) $2 and $38, respectively, under the Shareholder Servicing Plan.

Shares of the Scout Funds serviced through financial intermediaries are subject to asset-based fees payable for recordkeeping and shareholder services provided by those intermediaries. The Funds are authorized to pay an annual fee of up to 0.15% or 0.10%, depending on the share class and account type. With respect to the Class Y shares of the Core Bond and Core Plus Bond Funds, the payment for these fees is made through the Shareholder Servicing Plan, as described above. These fees are included within the “Transfer agent and related service fees and expenses” line items in the Statements of Assets and Liabilities and Statements of Operations.

4.	INVESTMENT TRANSACTIONS

The aggregate amount of security transactions during the six months ended December 31, 2015, excluding short-term investments, were as follows:

	Other than
	U.S. Government	U.S. Government
Fund (in thousands)	Securities	Securities
International:
Purchases	$317,010	$—
Sales	2,402,398	—
Emerging Markets:
Purchases	5,894	—
Sales	5,049	—
Global Equity:
Purchases	2,490	—
Sales	2,355	—
Equity Opportunity:
Purchases	12,737	—
Sales	7,848	—
Mid Cap:
Purchases	1,139,641	—
Sales	1,288,417	—
Small Cap:
Purchases	13,436	—
Sales	41,737	—
Low Duration Bond:
Purchases	7,322	13,085
Sales/Maturity proceeds	7,432	6,461
Core Bond:
Purchases	17,171	536,415
Sales/Maturity proceeds	33,537	524,098
Core Plus Bond:
Purchases	137,445	1,981,485
Sales/Maturity proceeds	73,990	1,940,223
Unconstrained Bond:
Purchases	284,511	3,735,390
Sales/Maturity proceeds	529,529	3,685,847

(Continued on next page)

DECEMBER 31, 2015	73

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015 (Unaudited)

5.	FEDERAL TAX INFORMATION

At December 31, 2015, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

		Emerging		Equity
(in thousands)	International	Markets	Global Equity	Opportunity	Mid Cap
Unrealized appreciation	$670,393	$1,044	$1,913	$970	$123,261
Unrealized depreciation	(232,841)	(2,305)	(473)	(517)	(64,407)
Net unrealized appreciation (depreciation)	$437,552	$(1,261)	$1,440	$453	$58,854
Cost of securities on a tax basis	$1,847,964	$17,250	$8,892	$14,376	$1,291,970

		Low Duration	Core	Core Plus	Unconstrained
(in thousands)	Small Cap	Bond	Bond	Bond	Bond
Unrealized appreciation	$71,280	$44	$988	$4,969	$5,105
Unrealized depreciation	(19,954)	(500)	(2,466)	(18,874)	(46,111)
Net unrealized appreciation (depreciation)	$51,326	$(456)	$(1,478)	$(13,905)	$(41,006)
Cost of securities on a tax basis	$154,553	$53,236	$204,612	$787,812	$1,369,796

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the years or periods ended June 30, 2015 and 2014 were as follows:

			Emerging				Equity
	International		Markets		Global Equity		Opportunity		Mid Cap
	Year	Year	Year	Year	Year	Year	Year	Period	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
(in thousands)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$88,230	$118,827	$123	$249	$45	$45	$109	$—	$72,374	$45,721
Net long-term capital gains	417,745	—	515	40	190	1	—	—	290,256	63,984
Total distributions paid	$505,975	$118,827	$638	$289	$235	$46	$109	$—	$362,630	$109,705

			Low Duration						Unconstrained
	Small Cap		Bond		Core Bond		Core Plus Bond		Bond
	Year	Year	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
(in thousands)	2015	2014	2015	2014	2015	2014	2015	2014	2015	2014
Distributions paid from:
Ordinary Income	$—	$—	$511	$581	$2,902	$3,430	$7,407	$7,010	$22,207	$12,140
Net long-term capital gains	1,769	—	86	—	—	883	426	2,071	7	3,545
Total distributions paid	$1,769	$—	$597	$581	$2,902	$4,313	$7,833	$9,081	$22,214	$15,685

As of June 30, 2015, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Emerging		Equity
(in thousands)	International	Markets	Global Equity	Opportunity	Mid Cap
Undistributed ordinary income	$9,468	$2	$5	$160	$108
Undistributed long-term capital gains	720,524	80	277	210	168,858
Tax accumulated earnings	729,992	82	282	370	168,966
Accumulated capital and other losses	—	(177)	—	—	—
Unrealized appreciation (depreciation) on investments	1,213,665	(605)	1,811	1,088	95,595
Unrealized appreciation (depreciation) on foreign currency	(314)	(26)	—	—	—
Total accumulated earnings (deficit)	$1,943,343	$(726)	$2,093	$1,458	$264,561

74	SCOUT FUNDS SEMI-ANNUAL REPORT

		Low Duration	Core	Core Plus	Unconstrained
(in thousands)	Small Cap	Bond	Bond	Bond	Bond
Undistributed ordinary income	$—	$3	$13	$1,906	$—
Undistributed longterm capital gains	25,933	—	—	2,563	—
Tax accumulated earnings	25,933	3	13	4,469	—
Accumulated capital and other losses	(842)	(6)	(2,031)	—	(96,519)
Unrealized appreciation (depreciation) on investments	72,693	(53)	38	2,351	3,658
Unrealized appreciation (depreciation) on foreign currency	—	—	—	—	—
Total accumulated earnings (deficit)	$97,784	$(56)	$(1,980)	$6,820	$(92,861)

6. OTHER DERIVATIVE INFORMATION

At December 31, 2015, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

		Asset Derivatives			Liability Derivatives
		Statement of Assets	Fair Value		Statement of Assets	Fair Value
	Risk Exposure Category	and Liabilities Location	Amount		and Liabilities Location	Amount
Low Duration Bond (in thousands)	Credit contracts	Premiums paid on open swap contracts	$3			$—
		Unrealized appreciation on open swap contracts	3	(a)		—
	Total		$6			$—

Core Bond (in thousands)	Credit contracts	Premiums paid on open swap contracts	$21			$—
		Unrealized appreciation on open swap contracts	25	(a)		—
	Total		$46			$—

Core Plus Bond (in thousands)	Foreign exchange contracts		$—		Unrealized depreciation on open forward contracts	$1,117
	Credit contracts	Premiums paid on open swap contracts	19			—
		Unrealized appreciation on open swap contracts	329	(a)		—
	Total		$348			$1,117

Unconstrained Bond (in thousands)	Foreign exchange contracts		$—		Unrealized depreciation on open forward contracts	$3,476
	Interest rate contracts	Variation Margin	1			—
	Credit contracts	Premiums paid on open swap contracts	33			—
		Unrealized appreciation on open swap contracts	580	(a)		—
	Total		$614			$3,476

(a) The amount reflected on the Statement of Assets and Liabilities is only unsettled variation margin receivable/payable.

(Continued on next page)

DECEMBER 31, 2015	75

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015 (Unaudited)

For the six months ended December 31, 2015, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

			Net Realized Gain	Net Increase (Decrease)
			(Loss) on	in Unrealized Appreciation/
			Derivatives	Depreciation on
			Recognized	Derivatives Recognized
	Risk Exposure Category	Deriviate Instrument	in Income	in Income
Low Duration Bond (in thousands)	Credit contracts	Swap contracts	$3	$3
	Total		$3	$3

Core Bond (in thousands)	Credit contracts	Swap contracts	$76	$25
	Total		$76	$25

Core Plus Bond (in thousands)	Foreign exchange contracts	Forward contracts	$(1,164)	$(1,111)
	Interest rate contracts	Futures contracts	528	176
	Credit contracts	Swap contracts	838	322
	Total		$202	$(613)

Unconstrained Bond (in thousands)	Foreign exchange contracts	Forward contracts	$(3,626)	$(3,443)
	Interest rate contracts	Futures contracts	9,252	385
	Credit contracts	Swap contracts	3,062	561
	Total		$8,688	$(2,497)

See Note 1(b) regarding derivative financial instruments.

7. DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

Financial Accounting Standards Board Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The Funds’ Statements of Assets and Liabilities present derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statements of Assets and Liabilities to present below. Gross amounts recognized in the Statement of Assets and Liabilities, amounts related to financial instruments/ cash collateral not offset in the Statements of Assets and Liabilities and net amounts are presented below:

ASSETS

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts	Financial Instruments	Cash Collateral	Net Amount
	of Recognized Assets	Available for Offset(a)	Received	Receivable
Core Plus Bond (in thousands)
Receivable for closed forward contracts	$147	$(147)	$—	$—

Unconstrained Bond (in thousands)
Receivable for closed forward contracts	$194	$(194)	$—	$—

LIABILITIES

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts	Financial Instruments	Cash Collateral	Net Amount
	of Recognized Liabilities	Available for Offset(a)	Pledged	Payable
Core Plus Bond (in thousands)
Unrealized depreciation on open forward contracts	$1,117	$(147)	$(970)	$—

Unconstrained Bond (in thousands)
Unrealized depreciation on open forward contracts	$3,476	$(194)	$(3,282)	$—

(a)	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

76	SCOUT FUNDS SEMI-ANNUAL REPORT

8. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued ASU No. 2015-07 Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent). The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the net asset value per share (“NAV”) practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

9. SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred after year end through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during that period that materially impacted the amounts or disclosures in the Funds’ financial statements.

DECEMBER 31, 2015	77

EXPENSE EXAMPLES

December 31, 2015 (Unaudited)

As a shareholder of the Scout Funds, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. In addition, shareholders of the Emerging Markets Fund are charged a 2.00% redemption fee for shares redeemed or exchanged within 60 days of purchase. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2015 to December 31, 2015.

Actual Expenses

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary or the redemption fee charged in certain circumstances for the Emerging Markets Fund. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/15-
Fund	7/1/15	12/31/15	Ratio	12/31/15*
International:
Actual	$1,000.00	$911.40	1.0715%	$5.15
Hypothetical	1,000.00	1,019.61	1.0715	5.44
Emerging Markets:
Actual	1,000.00	890.30	1.1002	5.23
Hypothetical	1,000.00	1,019.47	1.1002	5.58
Global Equity:
Actual	1,000.00	986.30	1.1009	5.50
Hypothetical	1,000.00	1,019.47	1.1009	5.59
Equity Opportunity:
Actual	1,000.00	940.40	1.0999	5.36
Hypothetical	1,000.00	1,019.47	1.0999	5.58
Mid Cap:
Actual	1,000.00	976.90	1.0675	5.30
Hypothetical	1,000.00	1,019.63	1.0675	5.42
Small Cap:
Actual	1,000.00	946.50	1.1385	5.57
Hypothetical	1,000.00	1,019.28	1.1385	5.78
Low Duration Bond:
Actual	1,000.00	996.70	0.4000	2.01
Hypothetical	1,000.00	1,022.99	0.4000	2.03
Core Bond - Institutional Class:
Actual	1,000.00	1,007.20	0.4000	2.02
Hypothetical	1,000.00	1,022.99	0.4000	2.03
Core Bond - Class Y:
Actual	1,000.00	1,005.30	0.7874	3.97
Hypothetical	1,000.00	1,021.04	0.7874	4.00
Core Plus Bond - Institutional Class:
Actual	1,000.00	995.10	0.4001	2.01
Hypothetical	1,000.00	1,022.99	0.4001	2.03
Core Plus Bond - Class Y:
Actual	1,000.00	993.10	0.7941	3.98
Hypothetical	1,000.00	1,021.01	0.7941	4.03
Unconstrained Bond - Institutional Class:
Actual	1,000.00	990.10	0.5000	2.50
Hypothetical	1,000.00	1,022.49	0.5000	2.54
Unconstrained Bond - Class Y:
Actual	1,000.00	988.50	0.8007	4.00
Hypothetical	1,000.00	1,020.98	0.8007	4.07

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the six month period, multiplied by the number of days in the most recent fiscal half-year 184/366 (to reflect the six month period).

78	SCOUT FUNDS SEMI-ANNUAL REPORT

GLOSSARY OF INVESTMENT TERMS

EQUITY FUNDS

Alpha is a measure of the difference between a portfolio’s actual returns and its expected performance, given its level of risk as measured by beta. A positive Alpha figure indicates the portfolio has performed better than its beta would predict. In contrast, a negative Alpha indicates the portfolio has underperformed, given the expectations established by beta.

Beta is a measure of the funds sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market and a portfolio with a beta less than 1 is less volatile than the market.

Downside Capture is a statistical measure of an investment manager’s overall performance in down-markets. The downside capture ratio is used to evaluate how well or poorly an investment manager performed relative to an index during periods when that index has dropped.

EPS (earnings per share) is a rough measurement of the amount of a company’s profit that can be allocated to one share of its stock.

EPS Growth (Hist 5 Yr) is a measure of the annualized growth rate of net-income-per share over the trailing 5 years for the stocks currently held by the fund.

Market Cap is the total dollar market value of all of a company’s outstanding shares.

Price/Book Ratio is used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

R-squared reflects the percentage of a fund’s movement explained by movements in its benchmark.

Return On Equity amount of net income returned as a percentage of shareholders equity.

Sharpe Ratio uses a fund’s standard deviation and its excess return (the difference between the fund’s return and risk-free return of 90-day Treasury Bills) to determine reward per unit of risk.

Standard Deviation is a calculation used to measure variability of a portfolio’s performance.

Stock Multiples measure a company’s financial well-being by dividing one financial metric by another.

Turnover Ratio is a measure of the fund’s trading activity, which is computed by taking the lesser of purchases or sales (excluding all securities with maturities of less than one year) and dividing by average monthly net assets.

Upside Capture is a statistical measure of an investment manager’s overall performance in up-markets. The upside capture ratio is used to evaluate how well or poorly an investment manager performed relative to an index during periods when that index has risen.

12-Month Historical P/E ratio is the ratio of a stock’s latest closing price to its per share earnings over the last 12 months.

BOND FUNDS

Average Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price.

Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.

Basis Point is 1/100 of a percentage point in the context of interest rates and bond yields. For example, an interest rate increase of 0.25 percentage point by the Federal Reserve would be generally referred to as an increase of 25 basis points.

Yield Curve is a line that plots the interest rates, at a set point in time, of bonds having equal credit quality, but differing maturity dates.

30-Day SEC Yield is an annualized yield based on the most recent trailing 30 day period. This hypothetical income will differ (at times, significantly) from the fund's actual experience; as a result, income distributions from the fund may be higher or lower than implied by the SEC yield.

DECEMBER 31, 2015	79

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80	SCOUT FUNDS SEMI-ANNUAL REPORT

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.scoutinv.com. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2015 is available without charge, upon request, by calling 800-996-2862 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for the information of the Shareholders of the Scout International Fund, the Scout Emerging Markets Fund, the Scout Global Equity Fund, the Scout Equity Opportunity Fund, the Scout Mid Cap Fund, the Scout Small Cap Fund, the Scout Low Duration Bond Fund, the Scout Core Bond Fund, the Scout Core Plus Bond Fund, and the Scout Unconstrained Bond Fund, and is not to be construed as an offering of the shares of the Funds.

Not authorized for distribution unless accompanied or preceded by a current Scout Funds Prospectus.

The Scout Funds are distributed by UMB Distribution Services, LLC, an affiliate of UMB Financial Corporation, and managed by Scout Investments, Inc., a subsidiary of UMB Financial Corporation.

SCOUT INVESTMENTS
International & Global Funds
Scout International Fund (UMBWX)
Scout Emerging Markets Fund (SEMFX)
Scout Global Equity Fund (SCGLX)
Domestic Equity Funds
Scout Equity Opportunity Fund (SEOFX)
Scout Mid Cap Fund (UMBMX)
Scout Small Cap Fund (UMBHX)
Fixed Income Funds
Scout Low Duration Bond Fund (SCLDX)
Scout Core Bond Fund
Institutional Class (SCCIX)
Class Y (SCCYX)
Scout Core Plus Bond Fund
Institutional Class (SCPZX)
Class Y (SCPYX)
Scout Unconstrained Bond Fund
Institutional Class (SUBFX)
Class Y (SUBYX)

INVESTMENT ADVISOR
Scout Investments, Inc.
Kansas City, Missouri

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Kansas City, Missouri

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a.
Kansas City, Missouri

DISTRIBUTOR
UMB Distribution Services, LLC	P.O. Box 1241, Milwaukee, WI 53201-1241
Milwaukee, Wisconsin	1-800-996-2862
scoutfunds@scoutinv.com
TRANSFER AGENT	scoutinv.com
UMB Fund Services, Inc.
Milwaukee, Wisconsin	SCOUT, SCOUT INVESTMENTS – Reg. U.S. Tm. Off.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Not applicable to semi-annual reports.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman

Andrew J. Iseman

Principal Executive Officer

February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman

Andrew J. Iseman

Principal Executive Officer

February 26, 2016

/s/ Scott A. Betz

Scott A. Betz

Principal Financial Officer

February 26, 2016